UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 8 of its series:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: April 30, 2019

ITEM 1.	INVESTMENTS

Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Treasury Debt : 97.26%
U.S. Treasury Bill (z)	0.34%	8-1-2019	$220,000,000	$218,663,344
U.S. Treasury Bill (z)	2.38	6-11-2019	190,000,000	189,486,617
U.S. Treasury Bill (z)	2.39	5-14-2019	830,320,000	829,604,748
U.S. Treasury Bill (z)	2.39	5-28-2019	1,180,000,000	1,177,885,383
U.S. Treasury Bill (z)	2.39	6-25-2019	396,300,000	394,856,838
U.S. Treasury Bill (z)	2.39	7-5-2019	190,000,000	189,185,243
U.S. Treasury Bill (z)	2.40	5-2-2019	150,000,000	149,990,073
U.S. Treasury Bill (z)	2.40	5-7-2019	1,122,000,000	1,121,551,765
U.S. Treasury Bill (z)	2.40	5-21-2019	1,051,450,000	1,050,048,923
U.S. Treasury Bill (z)	2.40	6-4-2019	240,000,000	239,458,267
U.S. Treasury Bill (z)	2.40	6-18-2019	170,000,000	169,457,133
U.S. Treasury Bill (z)	2.40	7-11-2019	190,000,000	189,107,037
U.S. Treasury Bill (z)	2.40	7-18-2019	190,000,000	189,018,998
U.S. Treasury Bill (z)	2.42	5-9-2019	190,000,000	189,898,511
U.S. Treasury Bill (z)	2.42	5-23-2019	230,000,000	229,661,674
U.S. Treasury Bill (z)	2.42	7-25-2019	240,000,000	238,638,583
U.S. Treasury Bill (z)	2.43	5-16-2019	230,000,000	229,768,917
U.S. Treasury Bill (z)	2.43	5-30-2019	140,000,000	139,727,642
U.S. Treasury Bill (z)	2.43	6-6-2019	240,000,000	239,421,030
U.S. Treasury Bill (z)	2.43	6-13-2019	355,000,000	353,976,349
U.S. Treasury Bill (z)	2.43	6-20-2019	325,000,000	323,910,799
U.S. Treasury Bill (z)	2.43	6-27-2019	330,000,000	328,739,469
U.S. Treasury Bill (z)	2.47	8-8-2019	30,000,000	29,798,700
U.S. Treasury Bill (z)	2.47	8-15-2019	40,000,000	39,712,328
U.S. Treasury Bill (z)	2.48	8-22-2019	20,000,000	19,846,194
U.S. Treasury Bill (z)	2.50	8-29-2019	30,000,000	29,753,500
U.S. Treasury Note	0.75	7-15-2019	24,740,000	24,650,608
U.S. Treasury Note	0.75	8-15-2019	30,000,000	29,837,993
U.S. Treasury Note	0.88	7-31-2019	30,000,000	29,872,321
U.S. Treasury Note	1.00	10-15-2019	30,000,000	29,764,150
U.S. Treasury Note	1.25	5-31-2019	10,000,000	9,990,658
U.S. Treasury Note	1.25	6-30-2019	30,000,000	29,933,868
U.S. Treasury Note	1.38	7-31-2019	80,000,000	79,759,183
U.S. Treasury Note	1.50	5-31-2019	20,000,000	19,985,446
U.S. Treasury Note	1.50	10-31-2019	50,000,000	49,743,823
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	2.41	1-31-2020	270,000,000	269,953,813
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.45	4-30-2020	360,000,000	359,997,636
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	2.46	7-31-2020	240,000,000	239,999,226
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.46	10-31-2020	310,000,000	309,807,024
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.46	10-31-2019	195,000,000	195,015,113
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.47	7-31-2019	60,000,000	60,000,548
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.12%) ±	2.53	1-31-2021	350,000,000	349,802,729
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.55	4-30-2021	60,000,000	60,001,182
U.S. Treasury Note	3.13	5-15-2019	141,000,000	141,033,230
U.S. Treasury Note	3.63	8-15-2019	10,000,000	10,029,346
Total Treasury Debt (Cost $10,800,345,962)				10,800,345,962

Total investments in securities (Cost $10,800,345,962)	97.26%			10,800,345,962
Other assets and liabilities, net	2.74			304,007,896

Total net assets	100.00%			$11,104,353,858

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.

1

Wells Fargo 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Treasury debt	$0	$10,800,345,962	$0	$10,800,345,962

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 25.18%
Bank of Montreal (3 Month LIBOR +0.06%) ±	2.66%	3-12-2020	$7,000,000	$6,999,959
Bank of Montreal (1 Month LIBOR +0.18%) ±	2.67	4-3-2020	10,000,000	9,999,681
Bank of Montreal (1 Month LIBOR +0.22%) ±	2.70	10-4-2019	7,000,000	7,002,935
Bank of Montreal (3 Month LIBOR +0.22%) ±	2.82	12-10-2019	9,000,000	9,010,777
Bank of Nova Scotia (1 Month LIBOR +0.14%) ±	2.62	1-27-2020	6,000,000	5,999,494
Bank of Nova Scotia (3 Month LIBOR +0.05%) ±	2.65	4-3-2020	13,000,000	12,999,936
Bank of Nova Scotia (1 Month LIBOR +0.20%) ±	2.67	8-14-2019	7,000,000	7,002,606
Bank of Nova Scotia (3 Month LIBOR +0.10%) ±	2.71	9-16-2019	3,000,000	3,001,228
Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.66	4-6-2020	10,000,000	9,998,260
Canadian Imperial Bank (3 Month LIBOR +0.19%) ±	2.77	1-30-2020	10,000,000	10,011,056
Canadian Imperial Bank (3 Month LIBOR +0.20%) ±	2.94	5-1-2019	10,000,000	10,000,000
Chiba Bank Limited	2.58	7-3-2019	7,000,000	6,999,577
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.74	7-19-2019	15,000,000	14,999,997
Cooperatieve Rabobank UA (1 Month LIBOR +0.14%) ±	2.61	11-7-2019	10,000,000	10,000,794
Credit Agricole Corporate & Investment Bank (3 Month LIBOR +0.08%) ±	2.71	12-20-2019	7,000,000	6,999,958
Credit Industriel et Commercial NY (1 Month LIBOR +0.22%) ±	2.70	4-24-2020	7,000,000	6,998,996
DNB Bank ASA (1 Month LIBOR +0.10%) ±	2.57	9-9-2019	12,000,000	12,000,159
HSBC Bank USA NA	2.55	5-2-2019	20,000,000	20,000,000
HSBC Bank USA NA (3 Month LIBOR +0.13%) ±	2.83	8-9-2019	3,000,000	3,001,040
HSBC Bank USA NA (3 Month LIBOR +0.18%) ±	2.88	5-10-2019	7,500,000	7,500,307
KBC Bank NV	2.68	5-8-2019	6,000,000	6,000,220
Mizuho Bank Limited (1 Month LIBOR +0.14%) ±	2.62	11-8-2019	12,000,000	11,999,452
Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.64	8-27-2019	7,000,000	7,001,195
Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.64	9-12-2019	10,000,000	10,001,578
MUFG Bank Limited (1 Month LIBOR +0.30%) ±	2.80	5-1-2019	6,000,000	6,000,000
MUFG Bank Limited (3 Month LIBOR +0.18%) ±	2.82	2-27-2020	7,000,000	6,999,964
National Bank of Kuwait	2.37	5-1-2019	25,680,000	25,680,000
Nordea Bank AB (1 Month LIBOR +0.17%) ±	2.64	6-13-2019	7,000,000	7,001,513
NRW Bank	2.65	5-2-2019	20,000,000	20,000,000
Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.10%) ±	2.58	10-25-2019	7,000,000	6,999,341
Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.20%) ±	2.69	9-19-2019	6,000,000	6,002,355
Skandinaviska Enskilda Bank AB (1 Month LIBOR +0.13%) ±	2.61	9-12-2019	10,000,000	10,002,361
Skandinaviska Enskilda Bank AB (3 Month LIBOR +0.27%) ±	2.86	7-26-2019	6,000,000	6,003,644
State Street Bank & Trust (1 Month LIBOR +0.27%) ±	2.74	5-15-2019	7,000,000	7,000,294
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.14%) ±	2.62	11-5-2019	11,000,000	10,999,610
Sumitomo Mitsui Trust Bank Limited (1 Month LIBOR +0.12%) ±	2.61	10-23-2019	6,000,000	5,999,458
Sumitomo Mitsui Trust Bank Limited (3 Month LIBOR +0.12%) ±	2.71	7-8-2019	15,000,000	15,002,649
Sumitomo Mitsui Trust Bank Limited (1 Month LIBOR +0.30%) ±	2.78	5-28-2019	9,000,000	9,002,306
Svenska Handelsbanken (3 Month LIBOR +0.27%) ±	2.86	10-21-2019	10,000,000	10,010,794
Svenska Handelsbanken (3 Month LIBOR +0.15%) ±	2.75	10-2-2019	10,000,000	10,006,187
US Bank NA (1 Month LIBOR +0.26%) ±	2.75	7-23-2019	7,000,000	7,002,506
Total Certificates of Deposit (Cost $385,183,696)				385,242,187

Commercial Paper : 40.42%
Asset-Backed Commercial Paper : 21.67%
Albion Capital Corporation (z)	2.56	5-22-2019	2,500,000	2,496,249
Albion Capital Corporation (z)	2.58	5-8-2019	12,000,000	11,993,515
Albion Capital Corporation (z)	2.58	6-20-2019	3,000,000	2,989,426
Albion Capital Corporation (z)	2.61	7-25-2019	9,000,000	8,945,885
Alpine Securitization LLC (1 Month LIBOR +0.20%) ±144A	2.70	6-28-2019	10,000,000	10,003,165
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	2.65	10-11-2019	14,000,000	13,999,669
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	2.66	10-15-2019	3,000,000	3,000,001
Anglesea Funding LLC (1 Month LIBOR +0.20%) ±144A	2.68	8-6-2019	10,000,000	10,000,981
Anglesea Funding LLC (1 Month LIBOR +0.20%) ±144A	2.70	7-31-2019	8,000,000	8,000,706
Antalis SA (z)144A	2.62	7-2-2019	3,000,000	2,986,697
Antalis SA (z)144A	2.62	6-28-2019	10,000,000	9,958,553
Antalis SA (z)144A	2.62	7-8-2019	7,000,000	6,965,895
Atlantic Asset Securitization Corporation (z)144A	2.55	5-21-2019	12,000,000	11,982,584
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.12%) ±144A	2.61	8-21-2019	10,000,000	9,999,996
Bedford Row Funding Corporation (1 Month LIBOR +0.34%) ±144A	2.82	6-10-2019	5,000,000	5,002,010
Cedar Spring Capital Corporation (z)144A	2.55	5-3-2019	7,000,000	6,998,521

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.27%) ±144A	2.86%	1-8-2020	$8,000,000	$8,011,347
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.26%) ±144A	2.86	12-31-2019	11,000,000	11,014,436
Concord Minutemen Capital Company (z)144A	2.55	5-3-2019	4,884,000	4,883,001
Concord Minutemen Capital Company (z)144A	2.60	7-8-2019	7,000,000	6,965,975
Concord Minutemen Capital Company (z)144A	2.62	7-2-2019	8,000,000	7,964,552
Concord Minutemen Capital Company (z)144A	2.72	5-10-2019	5,000,000	4,996,578
Crown Point Capital Company (1 Month LIBOR +0.18%) ±144A	2.66	1-6-2020	18,000,000	18,000,001
Crown Point Capital Company (1 Month LIBOR +0.20%) ±144A	2.67	11-4-2019	12,000,000	12,004,810
Great Bridge Capital Company (z)144A	2.55	5-2-2019	11,000,000	10,998,492
Institutional Secured Funding LLC (z)144A	2.59	5-3-2019	20,000,000	19,995,908
Institutional Secured Funding LLC (z)144A	2.65	5-1-2019	22,000,000	21,998,501
Kells Funding LLC (z)144A	2.54	5-14-2019	20,000,000	19,980,952
Kells Funding LLC (z)144A	2.54	6-14-2019	2,000,000	1,993,775
Kells Funding LLC (z)144A	2.61	9-19-2019	8,000,000	7,918,997
Legacy Capital Company (z)144A	2.70	6-5-2019	7,000,000	6,982,514
Lexington Parker Capital Company LLC (z)144A	2.55	5-6-2019	3,500,000	3,498,542
Mountcliff Funding LLC (1 Month LIBOR +0.25%) ±144A	2.73	8-30-2019	12,000,000	11,999,996
Old Line Funding LLC (1 Month LIBOR +0.22%) ±144A	2.72	8-1-2019	4,000,000	4,000,600
Versailles CDS LLC (1 Month LIBOR +0.20%) ±144A	2.68	9-20-2019	8,000,000	8,000,001
White Plains Capital (z)144A	2.74	7-9-2019	7,000,000	6,963,155
White Plains Capital (z)144A	2.80	6-4-2019	4,000,000	3,989,628
White Plains Capital (z)144A	2.85	5-9-2019	4,000,000	3,997,365
				331,482,979

Financial Company Commercial Paper : 12.35%
Banco Santander Chile (z)144A	2.68	6-17-2019	3,000,000	2,988,880
Bank of Nova Scotia (1 Month LIBOR +0.19%) ±144A	2.66	5-6-2019	5,000,000	5,000,200
Bank of Nova Scotia (1 Month LIBOR +0.18%) ±144A	2.67	7-2-2019	6,000,000	6,001,735
BNZ International Funding Limited (1 Month LIBOR +0.19%) ±144A	2.68	5-20-2019	7,000,000	7,000,923
Commonwealth Bank of Australia (1 Month LIBOR +0.17%) ±144A	2.64	4-2-2020	10,000,000	9,999,299
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) ±144A	2.69	9-16-2019	5,000,000	5,002,357
Commonwealth Bank of Australia (3 Month LIBOR +0.10%) ±144A	2.84	5-3-2019	8,000,000	8,000,023
Commonwealth Bank of Australia (3 Month LIBOR +0.60%) ±144A	3.23	12-19-2019	6,000,000	6,022,304
DZ Bank AG (z)144A	2.55	6-21-2019	3,000,000	2,989,128
Federation des Caisses (1 Month LIBOR +0.30%) ±144A	2.78	6-25-2019	8,000,000	8,003,627
Federation des Caisses (3 Month LIBOR +0.13%) ±144A	2.79	5-22-2019	4,000,000	4,000,125
HSBC Bank Incorporated (1 Month LIBOR +0.42%) ±144A	2.89	5-7-2019	8,000,000	8,000,729
National Australia Bank Limited (1 Month LIBOR +0.20%) ±144A	2.69	8-2-2019	7,000,000	7,002,633
National Australia Bank Limited (1 Month LIBOR +0.27%) ±144A	2.76	5-21-2019	6,000,000	6,001,107
Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.03%) ±144A	2.64	12-6-2019	7,000,000	6,999,964
Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.04%) ±144A	2.72	2-18-2020	7,000,000	6,999,976
Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.25%) ±144A	2.72	5-8-2019	4,000,000	4,000,270
Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.14%) ±144A	2.84	5-10-2019	6,000,000	6,000,179
Sumitomo Mitsui Trust Bank Limited (z)144A	2.59	6-20-2019	9,000,000	8,968,253
Toronto Dominion Bank (3 Month LIBOR +0.21%) ±144A	2.82	12-6-2019	8,000,000	8,008,933
Toronto Dominion Bank (1 Month LIBOR +0.37%) ±144A	2.84	11-7-2019	7,000,000	7,009,029
Toronto Dominion Bank (3 Month LIBOR +0.14%) ±144A	2.88	5-2-2019	7,000,000	7,000,000
United Overseas Bank Limited (z)144A	2.56	6-4-2019	18,000,000	17,957,073
Westpac Banking Corporation (1 Month LIBOR +0.21%) ±144A	2.70	9-19-2019	10,000,000	10,004,318
Westpac Banking Corporation (3 Month LIBOR +0.10%) ±144A	2.73	5-31-2019	12,000,000	12,000,848
Westpac Banking Corporation (3 Month LIBOR +0.07%) ±144A	2.81	8-2-2019	8,000,000	8,001,219
				188,963,132

Other Commercial Paper : 6.40%
BNG Bank NV (z)144A	2.50	5-3-2019	10,000,000	9,998,000
BNG Bank NV (z)144A	2.51	5-14-2019	15,000,000	14,985,843
European Investment Bank (z)	2.48	5-16-2019	30,000,000	29,968,307
Glaxosmithkline LLC (z)144A	2.52	6-3-2019	11,000,000	10,973,976
Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.56	5-20-2019	9,000,000	8,987,102

2

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.56%	6-17-2019	$5,000,000	$4,983,085
Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.56	6-18-2019	6,000,000	5,979,269
Toyota Credit Canada Incorporated (1 Month LIBOR +0.19%) ±	2.66	7-5-2019	5,000,000	5,001,561
Toyota Finance Australia Limited (1 Month LIBOR +0.17%) ±	2.64	12-6-2019	7,000,000	7,000,797
				97,877,940

Total Commercial Paper (Cost $618,244,126)				618,324,051

Non-Agency Mortgage-Backed Securities : 0.26%
Pepper Residential Securities Trust Series 20A Class A1U2 (1 Month LIBOR +0.32%) ±144A	2.80	3-16-2020	4,000,000	3,999,292
Total Non-Agency Mortgage-Backed Securities (Cost $4,000,000)				3,999,292

Municipal Obligations : 12.35%
California : 1.46%
Other Municipal Debt : 0.85%
California (Miscellaneous Revenue)	2.63	6-10-2019	10,000,000	9,997,852
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue Series 2 (Transportation Revenue)	2.53	5-21-2019	3,000,000	2,999,999
				12,997,851

Variable Rate Demand Notes ø: 0.61%
Steadfast Crestavilla LLC Series A (Health Revenue, American AgCredit LOC)	2.49	2-1-2056	3,000,000	3,000,000
Steadfast Crestavilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.49	2-1-2056	2,000,000	2,000,000
Sunroad Centrum Apartments 5 LP Series B (Housing Revenue, FHLB LOC)	2.49	8-1-2056	4,400,000	4,400,000
				9,400,000

Colorado : 3.71%
Variable Rate Demand Notes ø: 3.71%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.53	5-1-2052	29,505,000	29,505,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.98	10-29-2027	27,180,000	27,180,000
				56,685,000

Georgia : 0.52%
Other Municipal Debt : 0.52%
Municipal Electric Authority of Georgia (Utilities Revenue)	2.58	5-29-2019	8,000,000	7,998,011

New Jersey : 1.17%
Variable Rate Demand Note ø: 1.17%
Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	2.49	4-1-2047	17,915,000	17,915,000

New York : 2.03%
Other Municipal Debt : 0.72%
Long Island Power Authority Series 2015 (Utilities Revenue)	2.56	5-15-2019	11,000,000	10,997,514

Variable Rate Demand Notes ø: 1.31%
New York HFA 222 East 44th Street Series A (Housing Revenue, Bank of China LOC)	2.50	5-1-2050	10,000,000	10,000,000

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.60%	11-1-2049	$10,000,000	$10,000,000
				20,000,000

Oregon : 0.59%
Variable Rate Demand Note ø: 0.59%
Oregon Tender Option Bond Trust Receipts/Certificates Series ZF2515 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.59	5-1-2035	9,000,000	9,000,000

Other : 0.39%
Variable Rate Demand Note ø: 0.39%
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.50	6-1-2035	6,000,000	6,000,000

Pennsylvania : 1.18%
Variable Rate Demand Notes ø: 1.18%
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.78	12-1-2019	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.78	12-1-2019	16,000,000	16,000,000
				18,000,000

Washington : 1.30%
Variable Rate Demand Notes ø: 1.30%
Providence St. Joseph Health Obligation Series 12E (Health Revenue, U.S. Bank NA LOC)	2.49	10-1-2042	9,890,000	9,890,000
Providence St. Joseph Health Obligation Series 16G (Health Revenue, Bank of Tokyo-Mitsubishi LOC)	2.50	10-1-2047	10,000,000	10,000,000
				19,890,000

Total Municipal Obligations (Cost $188,890,000)				188,883,376

Other Instruments : 2.59%
Invesco Dynamic Credit Opportunities Fund Series W-7 §	2.57	6-1-2028	15,000,000	15,000,000
Jefferson at Stadium Park-Phase A Owner Series A §øø	2.49	2-1-2057	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	12,600,000	12,587,285
ROC III CA Crossings Chino Hills Series A §øø	2.49	1-1-2057	4,000,000	4,000,000
University of Pittsburgh	2.55	5-1-2019	6,000,000	5,999,902
Total Other Instruments (Cost $39,582,080)				39,587,187

Other Notes : 2.88%
Corporate Bonds and Notes : 2.88%
Altoona Blair County Development Corporation 144A§	2.55	9-1-2038	7,000,000	7,000,000
Cellmark Incorporated Secured §	2.65	6-1-2038	19,000,000	19,000,000
Opus Inspection Incorporated §	2.65	1-1-2034	11,000,000	11,000,000
Toyota Motor Credit Corporation (3 Month LIBOR +0.10%) ±	2.68	7-25-2019	7,000,000	7,000,489
Total Other Notes (Cost $44,002,113)				44,000,489

Repurchase Agreements ^^: 16.21%
Bank of America Corporation, dated 4-30-2019, maturity value $58,004,431 (1)	2.75	5-1-2019	58,000,000	58,000,000
Bank of Nova Scotia, dated 4-30-2019, maturity value $65,005,001 (2)	2.77	5-1-2019	65,000,000	65,000,000
GX Clarke & Company, dated 4-30-2019, maturity value $67,005,174 (3)	2.78	5-1-2019	67,000,000	67,000,000

4

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Mizuho Bank, dated 4-30-2019, maturity value $58,004,431 (4)	2.75%	5-1-2019	$58,000,000	$58,000,000
Total Repurchase Agreements (Cost $248,000,000)				248,000,000

Total investments in securities (Cost $1,527,902,015)	99.89%			1,528,036,582
Other assets and liabilities, net	0.11			1,633,237

Total net assets	100.00%			$1,529,669,819

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 4.00%, 9-20-2041 to 10-20-2046, fair value including accrued interest is $59,740,000.
(2)	U.S. government securities, 2.30% to 7.00%, 11-1-2023 to 2-1-2049, fair value including accrued interest is $66,935,100.
(3)	U.S. government securities, 0.00% to 10.00%, 6-1-2019 to 1-20-2069, fair value including accrued interest is $68,792,785.
(4)	U.S. government securities, 2.70% to 5.00%, 6-1-2028 to 10-1-2048, fair value including accrued interest is $59,740,000.

Abbreviations:

FHLB	Federal Home Loan Bank
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
ROC	Reset option certificates
SPA	Standby purchase agreement

5

Wells Fargo Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$385,242,187	$0	$385,242,187
Commercial paper	0	618,324,051	0	618,324,051
Municipal obligations	0	188,883,376	0	188,883,376
Non-agency mortgage-backed securities	0	3,999,292	0	3,999,292
Other instruments	0	39,587,187	0	39,587,187
Other notes	0	44,000,489	0	44,000,489
Repurchase agreements	0	248,000,000	0	248,000,000

Total assets	$0	$1,528,036,582	$0	$1,528,036,582

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 36.41%
FFCB (z)	2.45%	5-24-2019	$50,000,000	$49,922,056
FFCB (z)	2.46	7-5-2019	15,000,000	14,933,917
FFCB (z)	2.47	8-28-2019	24,000,000	23,806,427
FFCB (1 Month LIBOR -0.03%) ±	2.47	10-1-2019	100,000,000	99,997,910
FFCB (1 Month LIBOR +0.03%) ±	2.50	8-25-2020	150,000,000	149,989,953
FFCB (3 Month LIBOR -0.18%) ±	2.50	5-15-2020	50,000,000	49,998,371
FFCB (1 Month LIBOR +0.04%) ±	2.52	2-11-2021	175,000,000	175,000,000
FFCB (3 Month LIBOR -0.07%) ±	2.54	12-7-2020	25,000,000	24,998,414
FFCB (1 Month LIBOR +0.08%) ±	2.55	3-29-2021	250,000,000	249,983,481
FFCB (3 Month LIBOR -0.06%) ±	2.56	3-15-2021	75,000,000	74,994,463
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.16%) ±	2.56	1-19-2021	73,500,000	73,474,970
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	2.63	2-2-2021	300,000,000	299,979,160
FFCB (1 Month LIBOR -0.14%) ±	2.34	6-13-2019	88,000,000	87,988,043
FFCB (1 Month LIBOR -0.10%) ±	2.37	8-15-2019	118,000,000	117,997,412
FFCB (1 Month LIBOR -0.10%) ±	2.37	10-8-2019	116,500,000	116,488,029
FFCB (1 Month LIBOR -0.11%) ±	2.37	10-28-2019	75,000,000	74,992,611
FFCB (1 Month LIBOR -0.10%) ±	2.38	7-25-2019	295,500,000	295,495,406
FFCB (1 Month LIBOR -0.10%) ±	2.39	7-19-2019	145,000,000	144,998,402
FFCB (1 Month LIBOR -0.08%) ±	2.39	7-15-2019	200,000,000	199,997,938
FFCB (1 Month LIBOR -0.10%) ±	2.39	12-2-2019	37,000,000	36,993,942
FFCB (1 Month LIBOR -0.08%) ±	2.40	10-25-2019	208,000,000	207,998,421
FFCB (1 Month LIBOR -0.09%) ±	2.40	8-19-2019	200,000,000	199,996,937
FFCB (1 Month LIBOR -0.08%) ±	2.40	6-10-2019	200,000,000	199,997,847
FFCB (1 Month LIBOR -0.08%) ±	2.40	11-12-2019	100,000,000	100,000,089
FFCB (1 Month LIBOR -0.08%) ±	2.40	6-5-2019	35,000,000	34,999,834
FFCB (1 Month LIBOR -0.08%) ±	2.40	5-11-2020	189,295,000	189,194,374
FFCB (1 Month LIBOR -0.08%) ±	2.41	7-10-2019	147,200,000	147,200,000
FFCB (1 Month LIBOR -0.07%) ±	2.41	7-9-2020	137,000,000	136,919,057
FFCB (1 Month LIBOR -0.08%) ±	2.41	9-23-2019	150,000,000	149,999,736
FFCB (1 Month LIBOR -0.08%) ±	2.41	11-20-2019	150,000,000	149,983,044
FFCB (1 Month LIBOR -0.08%) ±	2.41	1-30-2020	75,000,000	74,995,547
FFCB (3 Month LIBOR -0.20%) ±	2.41	3-6-2020	75,000,000	74,997,471
FFCB (1 Month LIBOR -0.07%) ±	2.42	9-12-2019	100,000,000	99,998,161
FFCB (3 Month LIBOR -0.17%) ±	2.42	4-9-2020	100,000,000	99,996,268
FFCB (3 Month LIBOR -0.19%) ±	2.42	6-13-2019	125,000,000	125,000,235
FFCB (1 Month LIBOR -0.05%) ±	2.42	2-7-2020	26,530,000	26,526,055
FFCB (1 Month LIBOR -0.06%) ±	2.42	2-27-2020	48,500,000	48,498,399
FFCB (1 Month LIBOR -0.05%) ±	2.43	5-14-2020	300,000,000	299,987,619
FFCB (1 Month LIBOR -0.05%) ±	2.43	8-27-2020	25,000,000	24,988,149
FFCB (3 Month LIBOR -0.21%) ±	2.43	5-20-2020	125,000,000	124,904,087
FFCB (1 Month LIBOR -0.05%) ±	2.44	3-12-2020	250,000,000	249,993,526
FFCB (1 Month LIBOR -0.05%) ±	2.44	1-22-2020	200,000,000	199,993,977
FFCB (3 Month LIBOR -0.19%) ±	2.44	2-28-2020	75,000,000	75,000,000
FFCB (1 Month LIBOR -0.03%) ±	2.44	4-9-2020	250,000,000	249,988,282
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.44	3-23-2020	200,000,000	199,992,868
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.44	6-18-2020	100,000,000	99,994,903
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.45	4-16-2020	350,000,000	349,986,621
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.45	10-21-2020	100,000,000	99,992,706
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.45	7-22-2020	300,000,000	299,985,424
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.45	8-6-2020	150,000,000	149,997,172
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.45	9-4-2020	150,000,000	149,990,914
FFCB (1 Month LIBOR -0.02%) ±	2.46	8-5-2020	90,000,000	89,967,631
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.46	10-15-2020	100,000,000	99,992,786
FFCB (3 Month LIBOR -0.12%) ±	2.46	1-27-2020	10,000,000	10,007,290
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.46	5-15-2020	225,000,000	225,003,645
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.46	7-24-2020	100,000,000	99,996,328
FFCB (3 Month LIBOR -0.13%) ±	2.47	9-12-2019	100,000,000	99,998,532
FFCB (3 Month LIBOR -0.15%) ±	2.47	3-2-2020	100,000,000	99,998,334
FFCB (1 Month LIBOR +0.00%) ±	2.48	6-25-2020	5,000,000	5,002,219
FFCB (1 Month LIBOR +0.01%) ±	2.48	11-27-2020	100,000,000	99,996,100
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.09%) ±	2.48	3-26-2020	100,000,000	99,997,309
FFCB (3 Month LIBOR -0.13%) ±	2.49	9-4-2020	115,000,000	115,000,000
FFCB (1 Month LIBOR +0.01%) ±	2.49	5-26-2020	250,000,000	249,989,336
FFCB (z)	2.49	5-9-2019	106,000,000	105,942,200
FFCB (3 Month LIBOR -0.14%) ±	2.49	8-28-2019	25,000,000	25,000,000
FFCB (1 Month LIBOR +0.01%) ±	2.50	8-19-2020	250,000,000	249,976,583
FFCB (3 Month LIBOR -0.10%) ±	2.50	12-28-2020	235,000,000	234,984,664
FFCB (1 Month LIBOR +0.03%) ±	2.50	12-14-2020	50,000,000	49,996,690

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FFCB (3 Month LIBOR -0.12%) ±	2.51%	11-30-2020	$75,000,000	$75,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.11%) ±	2.51	12-28-2020	84,000,000	83,972,155
FFCB (1 Month LIBOR +0.04%) ±	2.52	1-28-2021	207,500,000	207,500,256
FFCB (z)	2.52	5-21-2019	20,000,000	19,972,444
FFCB (3 Month LIBOR -0.06%) ±	2.52	10-25-2019	42,400,000	42,428,474
FFCB (1 Month LIBOR +0.05%) ±	2.53	1-27-2020	158,500,000	158,629,140
FFCB (3 Month LIBOR -0.21%) ±	2.53	8-6-2020	16,500,000	16,484,745
FFCB (z)	2.53	5-28-2019	10,000,000	9,981,250
FFCB (1 Month LIBOR +0.07%) ±	2.54	12-28-2020	250,000,000	250,000,000
FFCB (1 Month LIBOR +0.07%) ±	2.54	1-8-2021	300,000,000	299,929,847
FFCB (z)	2.56	6-11-2019	100,000,000	99,713,000
FFCB (3 Month LIBOR -0.13%) ±	2.56	11-16-2020	130,000,000	129,988,746
FFCB (3 Month LIBOR -0.13%) ±	2.57	8-14-2019	100,000,000	99,998,849
FFCB (z)	2.57	7-11-2019	60,000,000	59,701,800
FFCB (3 Month LIBOR -0.16%) ±	2.58	5-5-2020	50,000,000	49,997,832
FFCB (3 Month LIBOR -0.01%) ±	2.59	9-23-2019	20,000,000	20,014,591
FFCB (z)	2.60	7-1-2019	5,000,000	4,978,396
FFCB (z)	2.61	7-10-2019	100,000,000	99,502,222
FFCB (3 Month LIBOR -0.13%) ±	2.61	8-1-2019	100,000,000	100,000,000
FFCB (z)	2.62	7-16-2019	15,000,000	14,918,617
FFCB (1 Month LIBOR +0.16%) ±	2.65	12-2-2019	25,000,000	25,034,717
FFCB (z)	2.75	11-4-2019	67,000,000	66,067,286
FHLB (z)	0.00	7-3-2019	100,000,000	99,577,375
FHLB (z)	2.41	5-8-2019	36,000,000	35,983,207
FHLB (z)	2.42	8-1-2019	400,000,000	397,546,666
FHLB (z)	2.42	7-11-2019	200,000,000	199,049,388
FHLB (z)	2.42	7-26-2019	400,000,000	397,699,024
FHLB (z)	2.42	7-18-2019	100,000,000	99,477,833
FHLB (z)	2.42	5-9-2019	100,000,000	99,946,444
FHLB (z)	2.42	5-10-2019	100,000,000	99,939,750
FHLB (z)	2.43	7-25-2019	100,000,000	99,430,972
FHLB (z)	2.43	7-24-2019	300,000,000	298,310,202
FHLB (z)	2.43	6-14-2019	100,000,000	99,704,834
FHLB (z)	2.43	6-18-2019	50,000,000	49,839,000
FHLB (1 Month LIBOR -0.05%) ±	2.43	7-18-2019	300,000,000	300,000,000
FHLB (1 Month LIBOR -0.05%) ±	2.43	7-18-2019	160,000,000	160,000,000
FHLB (z)	2.43	5-17-2019	245,000,000	244,736,612
FHLB (1 Month LIBOR -0.04%) ±	2.43	7-15-2019	300,000,000	300,000,000
FHLB (z)	2.43	6-13-2019	50,000,000	49,855,472
FHLB (z)	2.43	7-29-2019	150,000,000	149,103,819
FHLB (z)	2.43	6-7-2019	200,000,000	199,502,556
FHLB (z)	2.44	5-24-2019	200,000,000	199,690,396
FHLB (z)	2.44	6-19-2019	550,000,000	548,186,248
FHLB (z)	2.44	5-31-2019	50,000,000	49,898,875
FHLB (1 Month LIBOR -0.04%) ±	2.44	8-26-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.04%) ±	2.44	8-26-2019	100,000,000	100,000,000
FHLB (z)	2.45	6-25-2019	200,000,000	199,257,500
FHLB (z)	2.45	6-21-2019	200,000,000	199,310,084
FHLB (z)	2.45	6-28-2019	150,000,000	149,411,944
FHLB (z)	2.45	7-9-2019	50,000,000	49,766,646
FHLB (z)	2.45	7-16-2019	150,000,000	149,228,916
FHLB (z)	2.45	7-17-2019	50,000,000	49,739,590
FHLB (1 Month LIBOR -0.03%) ±	2.45	12-27-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.04%) ±	2.46	8-30-2019	200,000,000	200,000,000
FHLB (z)	2.49	8-30-2019	100,000,000	99,174,847
FHLB (3 Month LIBOR -0.13%) ±	2.49	12-16-2019	200,000,000	200,000,000
FHLB (United States SOFR +0.03%) ±	2.51	12-6-2019	140,000,000	140,000,000
FHLB (United States SOFR +0.04%) ±	2.52	2-21-2020	110,000,000	110,000,000
FHLB (United States SOFR +0.07%) ±	2.55	3-27-2020	247,000,000	247,000,000
FHLB (3 Month LIBOR -0.26%) ±	2.32	10-11-2019	312,400,000	312,251,556
FHLB (3 Month LIBOR -0.26%) ±	2.33	10-7-2019	75,000,000	74,965,065
FHLB (1 Month LIBOR -0.13%) ±	2.35	6-7-2019	205,000,000	204,999,748
FHLB (1 Month LIBOR -0.13%) ±	2.35	7-16-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.21%) ±	2.38	7-6-2020	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.11%) ±	2.38	7-19-2019	19,995,000	19,994,472
FHLB (1 Month LIBOR -0.09%) ±	2.38	7-17-2019	100,000,000	100,000,017

2

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB (1 Month LIBOR -0.09%) ±	2.39%	7-16-2019	$100,000,000	$100,000,000
FHLB (1 Month LIBOR -0.10%) ±	2.39	10-21-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.08%) ±	2.39	2-7-2020	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.09%) ±	2.40	7-22-2019	100,000,000	100,000,010
FHLB (1 Month LIBOR -0.07%) ±	2.40	7-17-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.07%) ±	2.41	5-28-2019	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.41	8-7-2019	35,000,000	35,002,881
FHLB (3 Month LIBOR -0.21%) ±	2.42	6-19-2020	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.42	10-28-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.05%) ±	2.42	10-9-2019	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.42	12-16-2019	114,100,000	114,125,799
FHLB (1 Month LIBOR -0.05%) ±	2.42	12-13-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.43	2-20-2020	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.43	2-21-2020	125,000,000	125,000,000
FHLB (z)	2.43	6-12-2019	150,000,000	149,577,375
FHLB (3 Month LIBOR -0.16%) ±	2.43	10-22-2019	150,000,000	150,000,000
FHLB (z)	2.43	5-22-2019	200,000,000	199,717,666
FHLB (z)	2.44	7-15-2019	200,000,000	198,991,667
FHLB (3 Month LIBOR -0.16%) ±	2.44	6-12-2019	466,855,000	466,855,462
FHLB (z)	2.44	7-10-2019	50,000,000	49,764,722
FHLB (3 Month LIBOR -0.16%) ±	2.44	6-5-2019	10,000,000	10,000,370
FHLB (3 Month LIBOR -0.19%) ±	2.44	8-28-2019	200,000,000	200,000,000
FHLB (z)	2.45	6-17-2019	50,000,000	49,841,701
FHLB (3 Month LIBOR -0.20%) ±	2.45	11-26-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.15%) ±	2.45	1-2-2020	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.16%) ±	2.47	5-28-2019	550,000,000	550,010,032
FHLB (3 Month LIBOR -0.16%) ±	2.47	5-28-2019	27,500,000	27,500,286
FHLB (3 Month LIBOR -0.14%) ±	2.47	12-26-2019	225,000,000	225,000,000
FHLB (3 Month LIBOR -0.16%) ±	2.47	6-20-2019	59,680,000	59,682,540
FHLB (3 Month LIBOR -0.11%) ±	2.48	1-25-2021	50,000,000	50,000,674
FHLB (1 Month LIBOR +0.00%) ±	2.48	10-26-2020	230,000,000	230,000,278
FHLB (3 Month LIBOR -0.12%) ±	2.49	12-13-2019	150,000,000	150,000,000
FHLB (z)	2.49	9-4-2019	100,000,000	99,139,350
FHLB (3 Month LIBOR -0.16%) ±	2.49	5-24-2019	142,000,000	142,001,863
FHLB (3 Month LIBOR -0.16%) ±	2.49	5-24-2019	200,000,000	200,001,786
FHLB (3 Month LIBOR -0.14%) ±	2.49	12-20-2019	250,000,000	249,980,728
FHLB (3 Month LIBOR -0.19%) ±	2.49	2-20-2020	200,000,000	200,000,000
FHLB (z)	2.50	5-1-2019	46,050,000	46,050,000
FHLB (U.S. Treasury 3 Month +0.07%) ±	2.50	1-30-2020	150,000,000	150,000,000
FHLB (z)	2.52	5-16-2019	50,000,000	49,948,229
FHLB (z)	2.52	5-15-2019	67,300,000	67,234,948
FHLB (United States SOFR +0.06%) ±	2.54	9-10-2019	75,000,000	75,000,000
FHLB (3 Month LIBOR -0.20%) ±	2.58	2-18-2020	250,000,000	250,000,000
FHLB	2.75	10-24-2019	9,775,000	9,775,344
FHLMC (z)	2.44	6-4-2019	150,000,000	149,657,166
FHLMC	2.46	4-8-2020	100,000,000	99,975,359
FHLMC (z)	2.48	9-3-2019	66,668,000	66,100,164
FHLMC	1.25	8-1-2019	63,648,000	63,423,210
FHLMC	1.25	10-2-2019	144,295,000	143,410,480
FHLMC (1 Month LIBOR -0.10%) ±	2.37	8-8-2019	100,000,000	100,000,000
FHLMC (3 Month LIBOR -0.22%) ±	2.39	6-10-2019	150,000,000	150,000,000
FHLMC (United States SOFR +0.03%) ±	2.51	6-19-2019	120,000,000	120,000,000
FNMA	0.88	8-2-2019	383,635,000	381,922,712
FNMA	1.00	8-28-2019	41,983,000	41,754,921
FNMA	1.00	10-24-2019	51,029,000	50,608,421
FNMA	1.75	9-12-2019	50,000,000	49,821,541
FNMA (United States SOFR +0.07%) ±	2.55	10-30-2019	25,000,000	25,000,000
FNMA (United States SOFR +0.10%) ±	2.58	4-30-2020	15,000,000	15,000,000
National Credit Union Administration Guaranteed Note Series A4	3.00	6-12-2019	20,900,000	20,909,398
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.41	11-15-2025	6,600,000	6,600,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	8-15-2019	4,000,000	4,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	12-15-2019	8,316,000	8,316,000

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44%	11-15-2022	$20,343,750	$20,343,750
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	11-15-2023	20,000,000	20,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-9-2026	68,102,875	68,102,875
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-20-2027	68,000,000	68,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-19-2027	10,000,000	10,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-20-2027	25,000,000	25,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-15-2030	16,226,415	16,226,415
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-2-2031	11,755,000	11,755,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-2-2031	8,830,000	8,830,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-2-2031	6,730,000	6,730,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-2-2031	5,875,000	5,875,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-2-2031	10,000,000	10,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-30-2031	11,501,120	11,501,120
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	6-28-2032	31,051,405	31,051,405
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	10-15-2032	22,292,308	22,292,308
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	5-15-2033	3,773,401	3,773,401
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	6-15-2034	18,122,222	18,122,222
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-20-2035	12,000,000	12,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-20-2035	10,400,000	10,400,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-20-2035	9,900,000	9,900,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-20-2035	4,000,000	4,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	4-20-2035	17,500,000	17,500,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	4-20-2035	5,000,000	5,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	4-20-2035	5,000,000	5,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	10-15-2039	14,680,665	14,680,665
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	10-15-2039	15,000,000	15,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-15-2040	11,928,000	11,928,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-15-2040	3,976,000	3,976,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-7-2040	19,995,900	19,995,900
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-7-2040	8,598,237	8,598,237
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-7-2040	8,498,258	8,498,258
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-7-2040	10,997,745	10,997,745
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-15-2040	9,840,600	9,840,600

4

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.44%	10-15-2040	$7,000,000	$7,000,000
Overseas Private Investment Corporation Series 1 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	8-15-2026	14,338,368	14,338,368
Overseas Private Investment Corporation Series 1 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-30-2031	4,528,000	4,528,000
Overseas Private Investment Corporation Series 1 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-15-2040	9,940,000	9,940,000
Overseas Private Investment Corporation Series 2 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	10-10-2025	6,191,100	6,191,100
Overseas Private Investment Corporation Series 2 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-30-2031	10,595,520	10,595,520
Overseas Private Investment Corporation Series 2 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-20-2038	4,000,000	4,000,000
Overseas Private Investment Corporation Series 2-2 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-15-2040	3,479,000	3,479,000
Overseas Private Investment Corporation Series 3 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	10-10-2025	8,048,430	8,048,430
Overseas Private Investment Corporation Series 3 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-15-2026	5,284,620	5,284,620
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-2-2031	3,500,000	3,500,000
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-30-2031	6,158,080	6,158,080
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	11-15-2033	23,931,624	23,931,624
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-20-2035	9,000,000	9,000,000
Overseas Private Investment Corporation Series 5 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-30-2031	6,339,200	6,339,200
Overseas Private Investment Corporation Series 6 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-30-2031	6,339,200	6,339,200
Overseas Private Investment Corporation Series 6 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	4-20-2035	8,900,000	8,900,000
Overseas Private Investment Corporation Series 6 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	7-7-2040	4,898,996	4,898,996
Overseas Private Investment Corporation Series 7 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-30-2031	3,622,400	3,622,400
Overseas Private Investment Corporation Series 7 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	1-20-2035	2,900,000	2,900,000
Overseas Private Investment Corporation Series 8 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-30-2031	13,584,000	13,584,000
Overseas Private Investment Corporation Series 9 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	5-15-2030	25,296,000	25,296,000
Overseas Private Investment Corporation Series 9 (3 Month U.S. Treasury Bill +0.00%) ±§	2.44	9-30-2031	4,256,320	4,256,320
Total Government Agency Debt (Cost $27,074,124,542)				27,074,124,542

Municipal Obligations : 0.05%
New York : 0.02%
Variable Rate Demand Notes ø: 0.02%
New York City NY Housing Development Corporation Taxable-90 West Street-Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	2.45	3-15-2036	5,250,000	5,250,000
New York HFA 11th Avenue Housing Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	2.45	5-15-2041	6,000,000	6,000,000
New York HFA Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	2.45	5-15-2033	1,400,000	1,400,000
				12,650,000

Washington : 0.02%
Variable Rate Demand Notes ø: 0.02%
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	2.45	12-15-2036	1,415,000	1,415,000

5

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Washington Housing Finance Commission Fairwinds Project Series B (Housing Revenue, FHLB LOC)	2.45%	7-1-2041	$2,945,000	$2,945,000
Washington Housing Finance Commission Fairwinds Redmond Project (Housing Revenue, FHLB LOC)	2.45	7-1-2041	4,600,000	4,600,000
Washington Housing Finance Commission The Lodge at Eagle Ridge Series B (Housing Revenue, FHLB LOC)	2.45	8-1-2041	3,425,000	3,425,000
				12,385,000

Wisconsin : 0.01%
Variable Rate Demand Note ø: 0.01%
Wisconsin PFA Assisted Living Facilities Brannan Park Project (Housing Revenue, FHLB LOC)	2.45	1-1-2048	12,320,000	12,320,000

Total Municipal Obligations (Cost $37,355,000)				37,355,000

Repurchase Agreements ^^: 57.71%
Bank of America Corporation, dated 4-30-2019, maturity value $1,380,105,417 (1)	2.75	5-1-2019	1,380,000,000	1,380,000,000
Bank of Montreal, dated 4-11-2019, maturity value $200,432,000 (2)	2.43	5-13-2019	200,000,000	200,000,000
Bank of Montreal, dated 4-30-2019, maturity value $100,007,667 (3)	2.76	5-1-2019	100,000,000	100,000,000
Bank of Montreal, dated 4-30-2019, maturity value $220,014,667 (4)	2.40	5-1-2019	220,000,000	220,000,000
Bank of Montreal, dated 4-30-2019, maturity value $550,042,167 (5)	2.76	5-1-2019	550,000,000	550,000,000
Bank of Nova Scotia, dated 4-30-2019, maturity value $1,525,117,340 (6)	2.77	5-1-2019	1,525,000,000	1,525,000,000
Bank of Nova Scotia, dated 4-30-2019, maturity value $150,011,042 (7)	2.65	5-1-2019	150,000,000	150,000,000
Barclays Capital Incorporated, dated 4-25-2019, maturity value $200,094,889 (8)	2.44	5-2-2019	200,000,000	200,000,000
BNP Paribas Securities Corporation, dated 4-12-2019, maturity value $300,630,333 (9)	2.44	5-13-2019	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 4-25-2019, maturity value $675,317,625 (10)	2.42	5-2-2019	675,000,000	675,000,000
BNP Paribas Securities Corporation, dated 4-3-2019, maturity value $501,161,667 (11)	2.46	5-7-2019	500,000,000	500,000,000
BNP Paribas Securities Corporation, dated 4-30-2019, maturity value $100,007,667 (12)	2.76	5-1-2019	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 4-30-2019, maturity value $750,057,708 (13)	2.77	5-1-2019	750,000,000	750,000,000
Citibank NA, dated 4-25-2019, maturity value $250,118,125 (14)	2.43	5-2-2019	250,000,000	250,000,000
Citibank NA, dated 4-30-2019, maturity value $250,019,236 (15)	2.77	5-1-2019	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-30-2019, maturity value $250,121,528 (16)	2.50	5-7-2019	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-30-2019, maturity value $500,038,472 (17)	2.77	5-1-2019	500,000,000	500,000,000
Credit Suisse, dated 4-25-2019, maturity value $250,118,611 (18)	2.44	5-2-2019	250,000,000	250,000,000
Daiwa Corporation, dated 4-30-2019, maturity value $1,000,495,833 (19)	2.55	5-7-2019	1,000,000,000	1,000,000,000
Daiwa Corporation, dated 4-30-2019, maturity value $500,038,194 (20)	2.75	5-1-2019	500,000,000	500,000,000
Deutsche Bank Securities AG, dated 4-30-2019, maturity value $1,000,076,944 (21)	2.77	5-1-2019	1,000,000,000	1,000,000,000
Fixed Income Clearing Corporation, dated 4-30-2019, maturity value $1,500,108,333 (22)	2.60	5-1-2019	1,500,000,000	1,500,000,000
Fixed Income Clearing Corporation, dated 4-30-2019, maturity value $2,000,152,778 (23)	2.75	5-1-2019	2,000,000,000	2,000,000,000
Fixed Income Clearing Corporation, dated 4-30-2019, maturity value $7,000,541,585 (24)	2.78	5-1-2019	7,000,001,029	7,000,001,029
Fixed Income Clearing Corporation, dated 4-30-2019, maturity value $700,044,722 (25)	2.30	5-1-2019	700,000,000	700,000,000
Goldman Sachs & Company, dated 4-30-2019, maturity value $200,015,056 (26)	2.71	5-1-2019	200,000,000	200,000,000
ING Financial Markets LLC, dated 11-5-2018, maturity value $101,294,222 (27)	2.56	5-6-2019	100,000,000	100,000,000
ING Financial Markets LLC, dated 2-15-2019, maturity value $201,319,444 (28)	2.50	5-21-2019	200,000,000	200,000,000
ING Financial Markets LLC, dated 3-11-2019, maturity value $151,016,750 (29)	2.49	6-17-2019	150,000,000	150,000,000

6

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
ING Financial Markets LLC, dated 3-11-2019, maturity value $200,964,444 (30)	2.48%	5-20-2019	$200,000,000	$200,000,000
ING Financial Markets LLC, dated 3-19-2019, maturity value $150,954,500 (31)	2.49	6-19-2019	150,000,000	150,000,000
ING Financial Markets LLC, dated 4-12-2019, maturity value $352,299,792 (32)	2.49	7-16-2019	350,000,000	350,000,000
ING Financial Markets LLC, dated 4-22-2019, maturity value $201,314,167 (33)	2.49	7-26-2019	200,000,000	200,000,000
ING Financial Markets LLC, dated 4-24-2019, maturity value $300,142,917 (34)	2.45	5-1-2019	300,000,000	300,000,000
ING Financial Markets LLC, dated 4-25-2019, maturity value $300,142,917 (35)	2.45	5-2-2019	300,000,000	300,000,000
ING Financial Markets LLC, dated 4-29-2019, maturity value $251,573,542 (36)	2.49	7-29-2019	250,000,000	250,000,000
ING Financial Markets LLC, dated 4-30-2019, maturity value $400,031,139 (37)	2.75	5-1-2019	400,000,583	400,000,583
ING Financial Markets LLC, dated 4-30-2019, maturity value $700,053,861 (38)	2.77	5-1-2019	700,000,000	700,000,000
ING Financial Markets LLC, dated 4-5-2019, maturity value $503,285,417 (39)	2.49	7-9-2019	500,000,000	500,000,000
ING Financial Markets LLC, dated 4-8-2019, maturity value $301,971,250 (40)	2.49	7-12-2019	300,000,000	300,000,000
JPMorgan Securities, dated 4-30-2019, maturity value $1,600,123,111 (41)	2.77	5-1-2019	1,600,000,000	1,600,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 4-30-2019, maturity value $100,007,639 (42)	2.75	5-1-2019	100,000,000	100,000,000
Mitsubishi Bank, dated 4-30-2019, maturity value $500,038,333 (43)	2.76	5-1-2019	500,000,000	500,000,000
Mizuho Bank, dated 4-30-2019, maturity value $75,005,729 (44)	2.75	5-1-2019	75,000,000	75,000,000
MUFG Securities Canada Limited, dated 4-30-2019, maturity value $1,300,098,944 (45)	2.74	5-1-2019	1,300,000,000	1,300,000,000
Nomura Securities International Incorporated, dated 4-24-2019, maturity value $1,200,569,333 (46)	2.44	5-1-2019	1,200,000,000	1,200,000,000
Nomura Securities International Incorporated, dated 4-30-2019, maturity value $1,000,076,944 (47)	2.77	5-1-2019	1,000,000,000	1,000,000,000
Prudential Insurance Company of America, dated 4-30-2019, maturity value $111,852,356 (48)	2.77	5-1-2019	111,843,750	111,843,750
Prudential Insurance Company of America, dated 4-30-2019, maturity value $604,626,519 (49)	2.77	5-1-2019	604,580,000	604,580,000
RBC Capital Markets, dated 4-30-2019, maturity value $1,000,076,111 (50)	2.74	5-1-2019	1,000,000,000	1,000,000,000
RBC Capital Markets, dated 4-30-2019, maturity value $1,500,113,750 (51)	2.73	5-1-2019	1,500,000,000	1,500,000,000
RBC Capital Markets, dated 4-30-2019, maturity value $800,060,667 (52)	2.73	5-1-2019	800,000,000	800,000,000
Royal Bank of Canada, dated 4-30-2019, maturity value $1,200,091,000 (53)	2.73	5-1-2019	1,200,000,000	1,200,000,000
Royal Bank of Scotland, dated 4-30-2019, maturity value $900,069,000 (54)	2.76	5-1-2019	900,000,000	900,000,000
Societe Generale, dated 4-30-2019, maturity value $500,038,194 (55)	2.75	5-1-2019	500,000,000	500,000,000
Standard Chartered Bank, dated 4-30-2019, maturity value $660,050,417 (56)	2.75	5-1-2019	660,000,000	660,000,000
Sumitomo Mitsui Banking Corporation, dated 4-16-2019, maturity value $188,577,428 (57) §	2.51	5-14-2019	188,210,000	188,210,000
Sumitomo Mitsui Banking Corporation, dated 4-17-2019, maturity value $197,251,550 (58) §	2.50	5-15-2019	196,868,750	196,868,750
Sumitomo Mitsui Banking Corporation, dated 4-18-2019, maturity value $620,899,773 (59) §	2.51	5-16-2019	619,690,000	619,690,000
Sumitomo Mitsui Banking Corporation, dated 4-22-2019, maturity value $620,383,231 (60) §	2.51	5-17-2019	619,303,750	619,303,750
Sumitomo Mitsui Banking Corporation, dated 4-23-2019, maturity value $309,905,075 (61) §	2.51	5-21-2019	309,301,250	309,301,250
Sumitomo Mitsui Banking Corporation, dated 4-25-2019, maturity value $617,944,014 (62) §	2.51	5-23-2019	616,740,000	616,740,000
Sumitomo Mitsui Banking Corporation, dated 4-26-2019, maturity value $618,216,610 (63) §	2.51	5-10-2019	617,613,750	617,613,750
TD Securities, dated 4-30-2019, maturity value $550,042,167 (64)	2.76	5-1-2019	550,000,000	550,000,000
Total Repurchase Agreements (Cost $42,919,152,862)				42,919,152,862

7

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Treasury Debt : 5.06%
U.S. Treasury Bill (z)	2.42%	5-16-2019	$100,000,000	$99,899,896
U.S. Treasury Bill (z)	2.47	8-8-2019	130,000,000	129,127,700
U.S. Treasury Bill (z)	2.47	8-15-2019	200,000,000	198,561,050
U.S. Treasury Bill (z)	2.48	8-22-2019	100,000,000	99,230,972
U.S. Treasury Bill (z)	2.50	8-29-2019	125,000,000	123,972,917
U.S. Treasury Note	0.75	7-15-2019	70,000,000	69,735,701
U.S. Treasury Note	0.75	8-15-2019	70,000,000	69,621,984
U.S. Treasury Note	0.88	7-31-2019	20,000,000	19,914,881
U.S. Treasury Note	1.25	5-31-2019	95,000,000	94,911,248
U.S. Treasury Note	1.25	6-30-2019	130,000,000	129,713,427
U.S. Treasury Note	1.38	7-31-2019	20,000,000	19,942,027
U.S. Treasury Note	1.50	5-31-2019	130,000,000	129,905,399
U.S. Treasury Note	1.50	10-31-2019	70,000,000	69,641,005
U.S. Treasury Note	1.63	7-31-2019	150,000,000	149,629,648
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.46	10-31-2020	500,000,000	499,365,466
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.12%) ±	2.53	1-31-2021	1,120,000,000	1,119,262,049
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.55	4-30-2021	290,000,000	290,005,733
U.S. Treasury Note	3.13	5-15-2019	420,000,000	420,102,883
U.S. Treasury Note	3.63	8-15-2019	30,000,000	30,088,035
Total Treasury Debt (Cost $3,762,632,021)				3,762,632,021

Total investments in securities (Cost $73,793,264,425)	99.23%			73,793,264,425
Other assets and liabilities, net	0.77			576,263,074

Total net assets	100.00%			$74,369,527,499

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 4.00%, 9-20-2041 to 10-20-2046, fair value including accrued interest is $1,421,400,000.
(2)	U.S. government securities, 0.00% to 4.48%, 5-23-2019 to 3-1-2049, fair value including accrued interest is $205,997,475.
(3)	U.S. government securities, 0.00% to 6.50%, 5-23-2019 to 2-1-2048, fair value including accrued interest is $102,983,168.
(4)	U.S. government securities, 0.00% to 2.51%, 4-23-2020 to 1-31-2021, fair value including accrued interest is $224,400,043.
(5)	U.S. government securities, 1.38% to 6.00%, 3-13-2020 to 3-20-2069, fair value including accrued interest is $566,357,545.
(6)	U.S. government securities, 2.30% to 7.00%, 11-1-2023 to 2-1-2049, fair value including accrued interest is $1,570,400,416.
(7)	U.S. government securities, 2.25% to 3.38%, 3-31-2021 to 3-15-2022, fair value including accrued interest is $153,000,073.
(8)	U.S. government securities, 3.00% to 6.50%, 7-1-2019 to 4-1-2049, fair value including accrued interest is $206,000,000.
(9)	U.S. government securities, 0.00% to 7.50%, 5-16-2019 to 4-1-2049, fair value including accrued interest is $307,619,088.
(10)	U.S. government securities, 0.00% to 8.13%, 5-2-2019 to 5-15-2048, fair value including accrued interest is $688,500,075.
(11)	U.S. government securities, 0.00% to 7.50%, 5-23-2019 to 2-20-2049, fair value including accrued interest is $513,885,908.
(12)	U.S. government securities, 0.00% to 6.25%, 6-18-2019 to 8-17-2038, fair value including accrued interest is $102,000,000.
(13)	U.S. government securities, 0.00% to 7.63%, 6-12-2019 to 2-1-2049, fair value including accrued interest is $770,537,988.
(14)	U.S. government securities, 0.00% to 8.75%, 8-15-2019 to 10-20-2067, fair value including accrued interest is $255,221,591.
(15)	U.S. government securities, 0.00% to 8.60%, 5-8-2019 to 9-15-2060, fair value including accrued interest is $255,202,079.
(16)	U.S. government securities, 0.00% to 8.00%, 5-15-2020 to 4-15-2049, fair value including accrued interest is $255,995,419.
(17)	U.S. government securities, 0.00% to 9.00%, 5-15-2019 to 11-15-2052, fair value including accrued interest is $510,618,644.
(18)	U.S. government securities, 0.00% to 6.50%, 10-15-2028 to 1-20-2049, fair value including accrued interest is $257,601,023.
(19)	U.S. government securities, 0.00% to 8.50%, 7-15-2019 to 4-1-2049, fair value including accrued interest is $1,021,482,873.
(20)	U.S. government securities, 0.00% to 5.00%, 5-16-2019 to 4-20-2049, fair value including accrued interest is $512,188,714.
(21)	U.S. government securities, 0.00% to 6.50%, 10-15-2021 to 8-1-2056, fair value including accrued interest is $1,029,947,427.
(22)	U.S. government securities, 1.38% to 2.88%, 7-31-2023 to 10-31-2023, fair value including accrued interest is $1,530,002,931.
(23)	U.S. government securities, 2.75% to 3.00%, 6-30-2025 to 9-30-2025, fair value including accrued interest is $2,040,002,476.
(24)	U.S. government securities, 1.13% to 6.63%, 731-2020 to 5-15-2045, fair value including accrued interest is $7,140,001,050.
(25)	U.S. government securities, 1.50% to 2.75%, 3-31-2023 to 5-31-2023, fair value including accrued interest is $714,003,927.

8

Wells Fargo Government Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

(26)	U.S. government securities, 4.00%, 4-1-2049, fair value including accrued interest is $206,000,000.
(27)	U.S. government securities, 2.50% to 5.14%, 7-1-2024 to 7-1-2052, fair value including accrued interest is $103,000,000.
(28)	U.S. government securities, 2.41% to 5.50%, 2-1-2027 to 3-1-2049, fair value including accrued interest is $206,000,024.
(29)	U.S. government securities, 2.38% to 8.00%, 4-1-2027 to 4-1-2049, fair value including accrued interest is $154,500,000.
(30)	U.S. government securities, 2.38% to 6.50%, 5-1-2023 to 2-1-2049, fair value including accrued interest is $206,000,000.
(31)	U.S. government securities, 2.50% to 4.63%, 2-1-2027 to 2-1-2049, fair value including accrued interest is $154,500,001.
(32)	U.S. government securities, 2.50% to 7.00%, 6-1-2025 to 9-1-2057, fair value including accrued interest is $360,500,000.
(33)	U.S. government securities, 2.24% to 5.50%, 7-1-2024 to 2-1-2049, fair value including accrued interest is $206,000,001.
(34)	U.S. government securities, 2.40% to 7.00%, 6-1-2025 to 4-1-2049, fair value including accrued interest is $309,000,001.
(35)	U.S. government securities, 2.50% to 5.50%, 7-1-2024 to 7-1-2056, fair value including accrued interest is $309,000,001.
(36)	U.S. government securities, 3.00% to 5.00%, 12-1-2025 to 3-1-2049, fair value including accrued interest is $257,500,000.
(37)	U.S. government securities, 1.38% to 1.88%, 4-30-2021 to 3-31-2022, fair value including accrued interest is $408,163,861.
(38)	U.S. government securities, 2.00% to 6.00%, 7-1-2024 to 9-1-2057, fair value including accrued interest is $721,000,000.
(39)	U.S. government securities, 2.12% to 6.50%, 2-1-2019 to 7-1-2056, fair value including accrued interest is $515,000,000.
(40)	U.S. government securities, 2.34% to 6.50%, 3-1-2024 to 1-1-2057, fair value including accrued interest is $309,000,000.
(41)	U.S. government securities, 0.00% to 9.38%, 7-15-2020 to 8-15-2059, fair value including accrued interest is $1,644,970,309.
(42)	U.S. government securities, 4.50%, 12-20-2048, fair value including accrued interest is $103,000,000.
(43)	U.S. government securities, 0.00% to 5.00%, 10-15-2020 to 5-1-2049, fair value including accrued interest is $514,412,238.
(44)	U.S. government securities, 2.70% to 5.00%, 6-1-2028 to 10-1-2048, fair value including accrued interest is $77,250,000.
(45)	U.S. government securities, 0.75% to 4.50%, 7-31-2020 to 2-15-2049, fair value including accrued interest is $1,326,000,010.
(46)	U.S. government securities, 0.00% to 9.00%, 6-20-2019 to 12-20-2068, fair value including accrued interest is $1,233,921,296.
(47)	U.S. government securities, 0.00% to 7.37%, 7-1-2019 to 4-20-2049, fair value including accrued interest is $1,029,143,039.
(48)	U.S. government securities, 0.00% to 3.00%, 8-15-2020 to 5-15-2045, fair value including accrued interest is $114,080,625.
(49)	U.S. government securities, 0.00%, 11-15-2021 to 11-15-2028, fair value is $616,671,600.
(50)	U.S. government securities, 0.00% to 4.00%, 5-31-2020 to 11-20-2048, fair value including accrued interest is $1,029,174,393.
(51)	U.S. government securities, 0.00% to 7.00%, 5-2-2019 to 1-20-2049, fair value including accrued interest is $1,543,191,278.
(52)	U.S. government securities, 0.00% to 4.50%, 7-5-2019 to 11-15-2048, fair value including accrued interest is $816,000,006.
(53)	U.S. government securities, 2.31% to 7.00%, 7-1-2024 to 12-15-2056, fair value including accrued interest is $1,236,000,000.
(54)	U.S. government securities, 0.00% to 6.63%, 5-15-2019 to 11-15-2048, fair value including accrued interest is $918,000,015.
(55)	U.S. government securities, 0.00% to 2.00%, 9-12-2019 to 1-15-2027, fair value including accrued interest is $510,000,058.
(56)	U.S. government securities, 0.00% to 6.00%, 5-2-2019 to 8-15-2048, fair value including accrued interest is $673,200,031.
(57)	U.S. government securities, 2.00% to 3.50%, 2-1-2047 to 1-15-2021, fair value including accrued interest is $194,100,452.
(58)	U.S. government securities, 1.75% to 2.75%, 5-15-2023 to 1-31-2025, fair value including accrued interest is $201,507,343.
(59)	U.S. government securities, 3.00% to 3.50%, 12-1-2046 to 11-1-2047, fair value including accrued interest is $639,610,026.
(60)	U.S. government securities, 3.50%, 8-1-2047 to 5-1-2048, fair value including accrued interest is $638,909,151.
(61)	U.S. government securities, 3.50%, 12-1-2047, fair value including accrued interest is $318,584,115.
(62)	U.S. government securities, 3.00% to 3.50%, 12-1-2046 to 9-1-2047, fair value including accrued interest is $636,181,376.
(63)	U.S. government securities, 3.50% to 4.00%, 10-1-2047 to 6-1-2048, fair value including accrued interest is $637,311,709.
(64)	U.S. government securities, 2.50% to 4.50%, 4-1-2027 to 4-1-2049, fair value including accrued interest is $566,500,000.

Abbreviations:

FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
SOFR	Secured Overnight Financing Rate

9

Wells Fargo Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Government agency debt	$0	$27,074,124,542	$0	$27,074,124,542
Municipal obligations	0	37,355,000	0	37,355,000
Repurchase agreements	0	42,919,152,862	0	42,919,152,862
Treasury debt	0	3,762,632,021	0	3,762,632,021

Total assets	$0	$73,793,264,425	$0	$73,793,264,425

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 26.50%
Bank of Montreal (1 Month LIBOR +0.18%) ±	2.65%	5-9-2019	$25,000,000	$25,000,221
Bank of Montreal (3 Month LIBOR +0.06%) ±	2.66	3-12-2020	39,000,000	38,999,774
Bank of Montreal (1 Month LIBOR +0.18%) ±	2.67	4-3-2020	32,000,000	31,998,980
Bank of Montreal (1 Month LIBOR +0.22%) ±	2.70	10-4-2019	40,000,000	40,016,772
Bank of Montreal (3 Month LIBOR +0.22%) ±	2.82	12-10-2019	61,000,000	61,073,046
Bank of Nova Scotia (1 Month LIBOR +0.14%) ±	2.62	1-27-2020	40,000,000	39,996,626
Bank of Nova Scotia (3 Month LIBOR +0.05%) ±	2.65	4-3-2020	55,000,000	54,999,729
Bank of Nova Scotia (1 Month LIBOR +0.20%) ±	2.67	8-14-2019	40,000,000	40,014,893
Bank of Nova Scotia (3 Month LIBOR +0.10%) ±	2.71	9-16-2019	20,000,000	20,008,189
Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.66	4-6-2020	35,000,000	34,993,909
Canadian Imperial Bank (3 Month LIBOR +0.19%) ±	2.77	1-30-2020	60,000,000	60,066,338
Canadian Imperial Bank (3 Month LIBOR +0.20%) ±	2.94	5-1-2019	83,000,000	83,000,000
Chiba Bank Limited	2.58	7-3-2019	40,000,000	39,997,580
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.74	7-19-2019	100,000,000	99,999,980
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.74	7-19-2019	3,000,000	2,999,999
Cooperatieve Rabobank UA (1 Month LIBOR +0.14%) ±	2.61	11-7-2019	59,000,000	59,004,683
Credit Agricole Corporate & Investment Bank (3 Month LIBOR +0.08%) ±	2.71	12-20-2019	38,000,000	37,999,773
Credit Industriel et Commercial NY (1 Month LIBOR +0.22%) ±	2.70	4-24-2020	40,000,000	39,994,262
DNB Bank ASA (1 Month LIBOR +0.10%) ±	2.57	9-9-2019	80,000,000	80,001,058
HSBC Bank USA NA	2.55	5-2-2019	168,000,000	168,000,000
HSBC Bank USA NA (3 Month LIBOR +0.13%) ±	2.83	8-9-2019	25,000,000	25,008,663
HSBC Bank USA NA (3 Month LIBOR +0.18%) ±	2.88	5-10-2019	40,000,000	40,001,638
KBC Bank NV	2.68	5-8-2019	31,000,000	31,001,136
Mizuho Bank Limited (1 Month LIBOR +0.14%) ±	2.62	11-8-2019	80,000,000	79,996,348
Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.64	8-27-2019	40,000,000	40,006,828
Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.64	9-12-2019	49,000,000	49,007,732
MUFG Bank Limited (1 Month LIBOR +0.30%) ±	2.80	5-1-2019	40,000,000	40,000,000
MUFG Bank Limited (3 Month LIBOR +0.18%) ±	2.82	2-27-2020	39,000,000	38,999,800
National Bank of Kuwait	2.37	5-1-2019	140,000,000	140,000,000
Nordea Bank AB (1 Month LIBOR +0.17%) ±	2.64	6-13-2019	50,000,000	50,010,807
NRW Bank	2.65	5-2-2019	168,000,000	168,000,000
Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.10%) ±	2.58	10-25-2019	38,000,000	37,996,423
Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.20%) ±	2.69	9-19-2019	32,000,000	32,012,563
Skandinaviska Enskilda Bank AB (1 Month LIBOR +0.13%) ±	2.61	9-12-2019	59,000,000	59,013,932
Skandinaviska Enskilda Bank AB (3 Month LIBOR +0.27%) ±	2.86	7-26-2019	40,000,000	40,024,292
State Street Bank & Trust (1 Month LIBOR +0.27%) ±	2.74	5-15-2019	40,000,000	40,001,682
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.14%) ±	2.62	11-5-2019	80,000,000	79,997,165
Sumitomo Mitsui Trust Bank Limited (1 Month LIBOR +0.12%) ±	2.61	10-23-2019	40,000,000	39,996,385
Sumitomo Mitsui Trust Bank Limited (3 Month LIBOR +0.12%) ±	2.71	7-8-2019	55,000,000	55,009,712
Sumitomo Mitsui Trust Bank Limited (1 Month LIBOR +0.30%) ±	2.78	5-28-2019	41,000,000	41,010,507
Sumitomo Mitsui Trust NY (1 Month LIBOR +0.30%) ±	2.79	5-21-2019	55,000,000	55,011,107
Svenska Handelsbanken (3 Month LIBOR +0.27%) ±	2.86	10-21-2019	35,000,000	35,037,780
Svenska Handelsbanken (3 Month LIBOR +0.15%) ±	2.75	10-2-2019	58,000,000	58,035,883
US Bank NA (1 Month LIBOR +0.26%) ±	2.75	7-23-2019	40,000,000	40,014,322
Total Certificates of Deposit (Cost $2,373,015,915)				2,373,360,517

Commercial Paper : 40.40%
Asset-Backed Commercial Paper : 20.34%
Albion Capital Corporation (z)	2.58	5-8-2019	25,597,000	25,583,166
Albion Capital Corporation (z)	2.58	6-20-2019	18,000,000	17,936,556
Albion Capital Corporation (z)	2.61	7-25-2019	43,223,000	42,963,107
Alpine Securitization LLC (1 Month LIBOR +0.20%) ±144A	2.70	6-28-2019	60,000,000	60,018,988
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	2.65	10-11-2019	38,000,000	37,999,101
Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	2.66	10-15-2019	20,000,000	20,000,004
Anglesea Funding LLC (1 Month LIBOR +0.20%) ±144A	2.68	8-6-2019	59,000,000	59,005,787
Anglesea Funding LLC (1 Month LIBOR +0.20%) ±144A	2.70	7-31-2019	78,000,000	78,006,887
Antalis SA (z)144A	2.62	7-2-2019	19,020,000	18,935,656
Antalis SA (z)144A	2.62	6-28-2019	43,800,000	43,618,460
Antalis SA (z)144A	2.62	7-8-2019	10,000,000	9,951,278
Atlantic Asset Securitization Corporation (z)144A	2.55	5-21-2019	29,927,000	29,883,566
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.12%) ±144A	2.61	8-21-2019	59,000,000	58,999,974

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Cedar Spring Capital Corporation (z)144A	2.55%	5-3-2019	$40,000,000	$39,991,550
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.27%) ±144A	2.86	1-8-2020	62,000,000	62,087,941
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.26%) ±144A	2.86	12-31-2019	61,000,000	61,080,056
Concord Minutemen Capital Company (z)144A	2.55	5-3-2019	30,000,000	29,993,863
Concord Minutemen Capital Company (z)144A	2.60	7-8-2019	57,000,000	56,722,942
Concord Minutemen Capital Company (z)144A	2.62	7-2-2019	38,000,000	37,831,622
Concord Minutemen Capital Company (z)144A	2.72	5-10-2019	45,000,000	44,969,200
Crown Point Capital Company (1 Month LIBOR +0.18%) ±144A	2.66	1-6-2020	104,000,000	104,000,006
Crown Point Capital Company (1 Month LIBOR +0.20%) ±144A	2.67	11-4-2019	84,000,000	84,033,673
Great Bridge Capital Company (z)144A	2.55	5-2-2019	130,000,000	129,982,176
Institutional Secured Funding LLC (z)144A	2.59	5-3-2019	143,000,000	142,970,745
Institutional Secured Funding LLC (z)144A	2.65	5-1-2019	96,000,000	95,993,459
Kells Funding LLC (z)144A	2.54	5-14-2019	45,000,000	44,957,142
Kells Funding LLC (z)144A	2.54	6-14-2019	45,000,000	44,859,938
Kells Funding LLC (z)144A	2.61	9-19-2019	37,000,000	36,625,361
Legacy Capital Company (z)144A	2.70	6-5-2019	37,000,000	36,907,574
Lexington Parker Capital Company LLC (z)144A	2.55	5-6-2019	22,000,000	21,990,837
Mountcliff Funding LLC (1 Month LIBOR +0.25%) ±144A	2.73	8-30-2019	80,000,000	79,999,974
Old Line Funding LLC (1 Month LIBOR +0.22%) ±144A	2.72	8-1-2019	24,000,000	24,003,599
Versailles CDS LLC (1 Month LIBOR +0.20%) ±144A	2.68	9-20-2019	38,000,000	38,000,006
White Plains Capital (z)144A	2.69	5-17-2019	12,500,000	12,484,352
White Plains Capital (z)144A	2.74	7-9-2019	21,000,000	20,889,464
White Plains Capital (z)144A	2.80	6-4-2019	48,000,000	47,875,540
White Plains Capital (z)144A	2.85	5-9-2019	21,000,000	20,986,166
				1,822,139,716

Financial Company Commercial Paper : 14.44%
Banco de Crédito e Inversiones (z)144A	2.67	5-2-2019	25,000,000	24,996,615
Banco de Crédito e Inversiones (z)144A	2.67	5-10-2019	25,000,000	24,982,938
Banco de Crédito e Inversiones (z)144A	2.67	5-13-2019	50,000,000	49,955,493
Banco Santander Chile (z)144A	2.68	6-17-2019	15,500,000	15,442,547
Bank of Nova Scotia (1 Month LIBOR +0.19%) ±144A	2.66	5-6-2019	43,000,000	43,001,721
Bank of Nova Scotia (1 Month LIBOR +0.18%) ±144A	2.67	7-2-2019	40,000,000	40,011,568
Bedford Row Funding Corporation (1 Month LIBOR +0.34%) ±144A	2.82	6-10-2019	35,000,000	35,014,068
Bedford Row Funding Corporation (3 Month LIBOR +0.22%) ±144A	2.82	1-3-2020	50,000,000	50,059,517
BNZ International Funding Limited (1 Month LIBOR +0.19%) ±144A	2.68	5-20-2019	40,000,000	40,005,272
Commonwealth Bank of Australia (1 Month LIBOR +0.17%) ±144A	2.64	4-2-2020	35,000,000	34,997,547
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) ±144A	2.69	9-16-2019	43,000,000	43,020,271
Commonwealth Bank of Australia (3 Month LIBOR +0.10%) ±144A	2.84	5-3-2019	38,000,000	38,000,111
Commonwealth Bank of Australia (3 Month LIBOR +0.60%) ±144A	3.23	12-19-2019	40,000,000	40,148,691
DZ Bank AG (z)144A	2.55	6-21-2019	18,000,000	17,934,766
Federation des Caisses (1 Month LIBOR +0.30%) ±144A	2.78	6-25-2019	40,000,000	40,018,137
Federation des Caisses (3 Month LIBOR +0.13%) ±144A	2.79	5-22-2019	20,000,000	20,000,625
National Australia Bank Limited (1 Month LIBOR +0.20%) ±144A	2.69	8-2-2019	40,000,000	40,015,046
National Australia Bank Limited (1 Month LIBOR +0.27%) ±144A	2.76	5-21-2019	41,000,000	41,007,564
National Australia Bank Limited (3 Month LIBOR +0.24%) ±144A	2.83	7-25-2019	30,200,000	30,216,192
Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.03%) ±144A	2.64	12-6-2019	38,000,000	37,999,802
Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.04%) ±144A	2.72	2-18-2020	40,000,000	39,999,864
Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.25%) ±144A	2.72	5-8-2019	44,000,000	44,002,970
Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.14%) ±144A	2.84	5-10-2019	42,000,000	42,001,255
Toronto Dominion Bank (3 Month LIBOR +0.08%) ±	2.76	8-16-2019	47,000,000	47,009,321
Toronto Dominion Bank (3 Month LIBOR +0.21%) ±144A	2.82	12-6-2019	87,000,000	87,097,146
Toronto Dominion Bank (1 Month LIBOR +0.37%) ±144A	2.84	11-7-2019	40,000,000	40,051,596
Toronto Dominion Bank (3 Month LIBOR +0.14%) ±144A	2.88	5-2-2019	40,000,000	40,000,000
United Overseas Bank Limited (z)144A	2.56	6-4-2019	70,000,000	69,833,060
Westpac Banking Corporation (1 Month LIBOR +0.21%) ±144A	2.70	9-19-2019	55,000,000	55,023,748
Westpac Banking Corporation (3 Month LIBOR +0.10%) ±144A	2.73	5-31-2019	58,000,000	58,004,100
Westpac Banking Corporation (3 Month LIBOR +0.07%) ±144A	2.81	8-2-2019	63,000,000	63,009,597
				1,292,861,148

2

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper : 5.62%
BNG Bank NV (z)144A	2.50%	5-3-2019	$59,000,000	$58,988,200
BNG Bank NV (z)144A	2.51	5-14-2019	48,000,000	47,954,696
European Investment Bank (z)	2.48	5-16-2019	102,000,000	101,892,243
Glaxosmithkline LLC (z)144A	2.52	6-3-2019	20,000,000	19,952,683
Salt River Project Agricultural Improvement & Power District Subordinate Series D1 (z)	2.56	5-20-2019	23,000,000	22,967,039
Salt River Project Agricultural Improvement & Power District Subordinate Series D1 (z)	2.56	6-17-2019	30,700,000	30,596,142
Salt River Project Agricultural Improvement & Power District Subordinate Series D1 (z)	2.56	6-18-2019	34,000,000	33,882,523
Salt River Project Agricultural Improvement & Power District Subordinate Series D1 (z)	2.56	6-12-2019	25,430,000	25,353,268
Toyota Credit Canada Incorporated (1 Month LIBOR +0.19%) ±	2.66	7-5-2019	37,000,000	37,011,554
Toyota Finance Australia Limited (1 Month LIBOR +0.17%) ±	2.64	12-6-2019	39,000,000	39,004,439
Toyota Motor Credit Corporation (3 Month LIBOR +0.10%) ±	2.68	7-25-2019	39,500,000	39,502,765
Toyota Motor Finance (3 Month LIBOR +0.13%) ±	2.74	6-4-2019	46,000,000	46,008,792
				503,114,344

Total Commercial Paper (Cost $3,617,470,961)				3,618,115,208

Non-Agency Mortgage-Backed Securities : 0.28%
Pepper Residential Securities Trust Series 20A Class A1U2 (1 Month LIBOR +0.32%)144A	2.80	3-16-2020	25,000,000	24,995,572

Total Non-Agency Mortgage-Backed Securities (Cost $25,000,000)				24,995,572

Municipal Obligations : 10.30%
California : 1.39%
Other Municipal Debt : 0.73%
California Series B-5 (Miscellaneous Revenue)	2.63	6-10-2019	51,990,000	51,978,833
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue Series 2 (Transportation Revenue)	2.53	5-21-2019	13,334,000	13,333,995
				65,312,828

Variable Rate Demand Notes ø: 0.66%
Steadfast Crestavilla LLC Series A (Health Revenue, American AgCredit LOC)	2.49	2-1-2056	33,320,000	33,320,000
Steadfast Crestavilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.49	2-1-2056	22,040,000	22,040,000
Sunroad Centrum Apartments 5 LP Series B (Housing Revenue, FHLB LOC)	2.49	8-1-2056	3,600,000	3,600,000
				58,960,000

Colorado : 1.47%
Variable Rate Demand Notes ø: 1.47%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.53	5-1-2052	90,915,000	90,915,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	2.55	1-1-2027	41,040,000	41,040,000
				131,955,000

Georgia : 0.06%
Variable Rate Demand Note ø: 0.06%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	2.63	12-1-2022	5,000,000	5,000,000

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Kentucky : 0.17%
Variable Rate Demand Notes ø: 0.17%
Kentucky Housing Corporation Series O (Housing Revenue, Kentucky Housing Corporation SPA)	2.50%	1-1-2036	$10,395,000	$10,395,000
Kentucky Housing Corporation Series T (Housing Revenue, Kentucky Housing Corporation SPA)	2.50	7-1-2037	5,250,000	5,250,000
				15,645,000

Louisiana : 0.18%
Variable Rate Demand Note ø: 0.18%
East Baton Rouge Parish LA Sewerage Commission Revenue Series 2016-XFT904 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	2.50	2-1-2045	16,280,000	16,280,000

Missouri : 0.05%
Variable Rate Demand Note ø: 0.05%
Bridgeton MO IDA Stolze Printing (Industrial Development Revenue, Carrollton Bank LOC)	2.49	12-1-2047	4,800,000	4,800,000

New Hampshire : 0.73%
Variable Rate Demand Note ø: 0.73%
New Hampshire National Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.66	10-1-2028	65,000,000	65,000,000

New Jersey : 0.48%
Variable Rate Demand Note ø: 0.48%
Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	2.49	4-1-2047	42,555,000	42,555,000

New York : 2.49%
Other Municipal Debt : 0.63%
Long Island Power Authority Series 2015 (Utilities Revenue)	2.56	5-15-2019	56,000,000	55,987,344

Variable Rate Demand Notes ø: 1.86%
New York Dormitory Authority Personal Income Taxable Floaters Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	2.50	3-15-2040	12,000,000	12,000,000
New York Dormitory Authority Secondary Issues Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	2.52	3-15-2040	16,000,000	16,000,000
New York HFA 222 East 44th Street Series A (Housing Revenue, Bank of China LOC)	2.50	5-1-2050	31,355,000	31,355,000
New York HFA 572 11th Avenue Series A (Housing Revenue, Bank of China LOC)	2.60	11-1-2049	18,650,000	18,650,000
New York HFA Manhattan West Residential Housing Project Series B-1 (Housing Revenue, Bank of China LOC)	2.60	11-1-2049	23,000,000	23,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.57	11-1-2049	12,475,000	12,475,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.60	11-1-2049	37,250,000	37,250,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	2.50	6-15-2044	16,000,000	16,000,000
				166,730,000

Other : 1.56%
Variable Rate Demand Notes ø: 1.56%
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	2.58	1-15-2042	39,425,644	39,425,644
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	2.58	8-15-2021	210,000	210,000

4

Wells Fargo Heritage Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Fortenbery Children 2017 Irrevocable Trust (Miscellaneous Revenue, FHLB LOC)	2.50%	5-1-2037	$12,275,000	$12,275,000
Hallmark 75 Ontario LLC (Housing Revenue, FHLB LOC)	2.49	12-1-2056	10,100,000	10,100,000
Providence St. Joseph Health & Services (Health Revenue, GNMA/FNMA/FHLMC Insured,JPMorgan Chase & Company SPA))	2.50	10-1-2047	53,000,000	53,000,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.50	6-1-2035	13,000,000	13,000,000
Sunroad Centrum Apartments 5 LP Series A (Housing Revenue, FHLB LOC)	2.49	8-1-2056	12,000,000	12,000,000
				140,010,644

Pennsylvania : 0.51%
Variable Rate Demand Notes ø: 0.51%
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.78	12-1-2019	44,000,000	44,000,000
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.78	12-1-2019	2,000,000	2,000,000
				46,000,000

Washington : 1.21%
Other Municipal Debt : 0.45%
Port of Seattle Series D-1 (Transportation Revenue)	2.67	5-15-2019	40,000,000	39,989,644

Variable Rate Demand Note ø: 0.76%
Providence St. Joseph Health Obligation Series 12E (Health Revenue, U.S. Bank NA LOC)	2.49	10-1-2042	68,260,000	68,260,000

Total Municipal Obligations (Cost $922,519,644)				922,485,460

Other Instruments : 5.43%
Altoona Blair County Development Corporation 144A§øø	2.55	4-1-2035	17,850,000	17,850,000
Altoona Blair County Development Corporation 144A§øø	2.55	9-1-2038	17,850,000	17,850,000
Altoona Blair County Development Corporation 144A§øø	2.55	9-1-2038	21,000,000	21,000,000
ASC Mercer Island LLC §øø	2.49	6-1-2057	33,000,000	33,000,000
Cellmark Incorporated Secured §øø	2.65	6-1-2038	96,000,000	96,000,000
Gerald J Rubin Special Trust Secured §øø	2.53	12-1-2048	14,215,000	14,215,000
Invesco Dynamic Credit Opportunities Fund Series W-7§	2.57	6-1-2028	55,000,000	55,000,000
Jefferson at Stadium Park-Phase A Owner Series A §øø	2.49	2-1-2057	47,000,000	47,000,000
Jefferson Stadium Park L Series B Secured §øø	2.49	2-1-2057	16,750,000	16,750,000
Keep Memory Alive §øø	2.56	5-1-2037	18,900,000	18,900,000
La Mesa Senior Living LP Secured §	2.49	8-1-2057	25,925,000	25,925,000
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	12,000,000	11,987,885
Opus Group AB §øø	2.65	10-1-2032	25,000,000	25,000,000
Opus Inspection Incorporated §øø	2.65	1-1-2034	28,000,000	28,000,000
ROC III CA Crossings Chino Hills LLC Series A §øø	2.49	1-1-2057	34,000,000	34,000,000
ROC III CA Crossings Chino Hills LLC Series B §øø	2.49	1-1-2057	24,000,000	24,000,000
Total Other Instruments (Cost $486,471,389)				486,477,885

Repurchase Agreements ^^: 17.02%
Bank of America Corporation, dated 4-30-2019, maturity value $496,087,893 (1)	2.75	5-1-2019	496,050,000	496,050,000
Bank of Nova Scotia, dated 4-30-2019, maturity value $546,042,012 (2)	2.77	5-1-2019	546,000,000	546,000,000
Mizuho Bank, dated 4-30-2019, maturity value $482,536,858 (3)	2.75	5-1-2019	482,500,000	482,500,000
Total Repurchase Agreements (Cost $1,524,550,000)				1,524,550,000

5

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Heritage Money Market Fund

		Value
Total investments in securities (Cost $8,949,027,909)	99.93%	$8,949,984,642
Other assets and liabilities, net	0.07	5,974,779

Total net assets	100.00%	$8,955,959,421

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 4.00%, 9-20-2041 to 10-20-2046, fair value including accrued interest is $510,931,500.
(2)	U.S. government securities, 2.30% to 7.00%, 11-1-2023 to 2-1-2049, fair value including accrued interest is $562,254,837.
(3)	U.S. government securities, 2.70% to 5.00%, 6-1-2028 to 10-1-2048, fair value including accrued interest is $496,975,001.

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
ROC	Reset option certificates
SPA	Standby purchase agreement

6

Wells Fargo Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Certificates of deposit	$0	$2,373,360,517	$0	$2,373,360,517
Asset-backed commercial paper	0	1,822,139,716	0	1,822,139,716
Financial company commercial paper	0	1,292,861,148	0	1,292,861,148
Other commercial paper	0	503,114,344	0	503,114,344
Non-agency mortgage-backed securities	0	24,995,572	0	24,995,572
Other municipal debt	0	161,289,816	0	161,289,816
Variable rate demand notes	0	761,195,644	0	761,195,644
Other instruments	0	486,477,885	0	486,477,885
Repurchase agreements	0	1,524,550,000	0	1,524,550,000

Total assets	$0	$8,949,984,642	$0	$8,949,984,642

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019 the Fund did not have any transfers into/out of Level 3.

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 24.27%
Bank of Montreal (3 Month LIBOR +0.06%) ±	2.66%	3-12-2020	$4,000,000	$4,000,000
Bank of Montreal (1 Month LIBOR +0.18%) ±	2.67	4-3-2020	8,000,000	8,000,000
Bank of Montreal (1 Month LIBOR +0.22%) ±	2.70	10-4-2019	3,000,000	3,000,000
Bank of Montreal (3 Month LIBOR +0.22%) ±	2.82	12-10-2019	5,000,000	5,000,000
Bank of Nova Scotia (1 Month LIBOR +0.14%) ±	2.62	1-27-2020	4,000,000	4,000,000
Bank of Nova Scotia (3 Month LIBOR +0.05%) ±	2.65	4-3-2020	7,000,000	7,000,000
Bank of Nova Scotia (1 Month LIBOR +0.20%) ±	2.67	8-14-2019	3,000,000	3,000,000
Bank of Nova Scotia (3 Month LIBOR +0.10%) ±	2.71	9-16-2019	2,000,000	2,000,000
Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.66	4-6-2020	5,000,000	5,000,000
Canadian Imperial Bank (3 Month LIBOR +0.19%) ±	2.77	1-30-2020	5,000,000	4,999,696
Canadian Imperial Bank (3 Month LIBOR +0.20%) ±	2.94	5-1-2019	7,000,000	7,000,000
Chiba Bank Limited	2.58	7-3-2019	3,000,000	3,000,000
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.74	7-19-2019	7,000,000	7,000,000
Cooperatieve Rabobank UA (1 Month LIBOR +0.14%) ±	2.61	11-7-2019	6,000,000	6,000,000
Credit Agricole Corporate & Investment Bank (3 Month LIBOR +0.08%) ±	2.71	12-20-2019	5,000,000	5,000,000
Credit Industriel et Commercial NY (1 Month LIBOR +0.22%) ±	2.70	4-24-2020	3,000,000	3,000,000
DNB Bank ASA (1 Month LIBOR +0.10%) ±	2.57	9-9-2019	8,000,000	8,000,000
HSBC Bank USA NA	2.55	5-2-2019	12,000,000	12,000,000
HSBC Bank USA NA (3 Month LIBOR +0.13%) ±	2.83	8-9-2019	2,000,000	2,000,000
HSBC Bank USA NA (3 Month LIBOR +0.18%) ±	2.88	5-10-2019	2,500,000	2,500,000
KBC Bank NV	2.68	5-8-2019	3,000,000	3,000,038
Mizuho Bank Limited (1 Month LIBOR +0.14%) ±	2.62	11-8-2019	8,000,000	8,000,000
Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.64	8-27-2019	3,000,000	3,000,000
Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.64	9-12-2019	6,000,000	6,000,000
MUFG Bank Limited (1 Month LIBOR +0.30%) ±	2.80	5-1-2019	4,000,000	4,000,000
MUFG Bank Limited (3 Month LIBOR +0.18%) ±	2.82	2-27-2020	4,000,000	4,000,000
National Bank of Kuwait	2.37	5-1-2019	13,070,000	13,070,000
Nordea Bank AB (1 Month LIBOR +0.17%) ±	2.64	6-13-2019	5,000,000	5,000,000
NRW Bank	2.65	5-2-2019	12,000,000	12,000,000
Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.10%) ±	2.58	10-25-2019	5,000,000	5,000,000
Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.20%) ±	2.69	9-19-2019	2,000,000	2,000,000
Skandinaviska Enskilda Bank AB (1 Month LIBOR +0.13%) ±	2.61	9-12-2019	6,000,000	6,000,000
Skandinaviska Enskilda Bank AB (3 Month LIBOR +0.27%) ±	2.86	7-26-2019	4,000,000	4,000,754
State Street Bank & Trust (1 Month LIBOR +0.27%) ±	2.74	5-15-2019	3,000,000	3,000,000
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.14%) ±	2.62	11-5-2019	9,000,000	9,000,000
Sumitomo Mitsui Trust Bank Limited (1 Month LIBOR +0.12%) ±	2.61	10-23-2019	4,000,000	4,000,000
Sumitomo Mitsui Trust Bank Limited (3 Month LIBOR +0.12%) ±	2.71	7-8-2019	5,000,000	5,000,000
Sumitomo Mitsui Trust NY (1 Month LIBOR +0.30%) ±	2.79	5-21-2019	5,000,000	5,000,000
Svenska Handelsbanken (3 Month LIBOR +0.27%) ±	2.86	10-21-2019	5,000,000	5,001,548
Svenska Handelsbanken (3 Month LIBOR +0.15%) ±	2.75	10-2-2019	7,000,000	7,000,000
US Bank NA (1 Month LIBOR +0.26%) ±	2.75	7-23-2019	3,000,000	3,000,000
Total Certificates of Deposit (Cost $217,572,036)				217,572,036

Commercial Paper : 42.84%
Asset-Backed Commercial Paper : 24.20%
Albion Capital Corporation (z)	2.56	5-22-2019	2,000,000	1,997,025
Albion Capital Corporation (z)	2.58	5-8-2019	8,000,000	7,996,002
Albion Capital Corporation (z)	2.58	6-20-2019	1,441,000	1,435,856
Albion Capital Corporation (z)	2.61	7-25-2019	5,000,000	4,969,424
Alpine Securitization LLC (1 Month LIBOR +0.20%) 144A±	2.70	6-28-2019	5,000,000	5,000,000
Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	2.65	10-11-2019	8,000,000	8,000,000
Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	2.66	10-15-2019	2,000,000	2,000,000
Anglesea Funding LLC (1 Month LIBOR +0.20%) 144A±	2.68	8-6-2019	6,000,000	6,000,000
Anglesea Funding LLC (1 Month LIBOR +0.20%) 144A±	2.70	7-31-2019	4,000,000	4,000,000
Antalis SA 144A(z)	2.62	7-2-2019	1,000,000	995,522
Antalis SA 144A(z)	2.62	6-28-2019	6,000,000	5,974,867
Antalis SA 144A(z)	2.62	7-8-2019	5,700,000	5,672,007
Atlantic Asset Securitization Corporation 144A(z)	2.55	5-21-2019	8,000,000	7,988,711

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.12%) 144A±	2.61%	8-21-2019	$6,000,000	$6,000,035
Autobahn Funding Company LLC 144A(z)	2.47	5-2-2019	8,500,000	8,499,417
Cedar Spring Capital Corporation 144A(z)	2.55	5-3-2019	3,000,000	2,999,575
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.27%) 144A±	2.86	1-8-2020	5,000,000	5,000,000
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.26%) 144A±	2.86	12-31-2019	3,000,000	3,000,000
Concord Minutemen Capital Company 144A(z)	2.55	5-3-2019	3,000,000	2,999,575
Concord Minutemen Capital Company 144A(z)	2.60	7-8-2019	4,860,000	4,836,224
Concord Minutemen Capital Company 144A(z)	2.61	5-20-2019	8,000,000	7,989,022
Concord Minutemen Capital Company 144A(z)	2.62	7-2-2019	4,000,000	3,982,089
Crown Point Capital Company (1 Month LIBOR +0.18%) 144A±	2.66	1-6-2020	8,000,000	8,000,000
Crown Point Capital Company (1 Month LIBOR +0.20%) 144A±	2.67	11-4-2019	9,000,000	9,000,000
Great Bridge Capital Company 144A(z)	2.55	5-2-2019	9,000,000	8,999,363
Institutional Secured Funding LLC 144A(z)	2.59	5-3-2019	12,000,000	11,998,273
Institutional Secured Funding LLC 144A(z)	2.65	5-1-2019	12,000,000	12,000,000
Kells Funding LLC 144A(z)	2.54	5-14-2019	10,000,000	9,990,864
Kells Funding LLC 144A(z)	2.54	6-14-2019	3,000,000	2,990,723
Kells Funding LLC 144A(z)	2.61	9-19-2019	5,000,000	4,949,573
Legacy Capital Company 144A(z)	2.64	6-19-2019	6,695,000	6,671,034
Legacy Capital Company 144A(z)	2.70	6-5-2019	4,816,000	4,803,452
Lexington Parker Capital Company LLC 144A(z)	2.55	5-6-2019	2,000,000	1,999,294
Mountcliff Funding LLC (1 Month LIBOR +0.25%) 144A±	2.73	8-30-2019	8,000,000	8,000,000
Old Line Funding LLC (1 Month LIBOR +0.22%) 144A±	2.72	8-1-2019	2,000,000	2,000,000
Versailles CDS LLC (1 Month LIBOR +0.20%) 144A±	2.68	9-20-2019	4,000,000	4,000,000
White Plains Capital 144A(z)	2.74	7-9-2019	8,000,000	7,958,293
White Plains Capital 144A(z)	2.80	6-4-2019	3,000,000	2,992,123
White Plains Capital 144A(z)	2.85	5-8-2019	3,229,000	3,227,223
				216,915,566

Financial Company Commercial Paper : 10.68%
Banco Santander Chile 144A(z)	2.68	6-17-2019	1,500,000	1,494,771
Bank of Nova Scotia (1 Month LIBOR +0.19%) 144A±	2.66	5-6-2019	2,000,000	2,000,000
Bank of Nova Scotia (1 Month LIBOR +0.18%) 144A±	2.67	7-2-2019	4,000,000	4,000,000
BNZ International Funding Limited (1 Month LIBOR +0.19%) 144A±	2.68	5-20-2019	3,000,000	3,000,000
Commonwealth Bank of Australia (1 Month LIBOR +0.17%) 144A±	2.64	4-2-2020	5,000,000	5,000,000
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) 144A±	2.69	9-16-2019	2,000,000	2,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.10%) 144A±	2.84	5-3-2019	4,000,000	4,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.60%) 144A±	3.23	12-19-2019	4,000,000	4,008,394
DZ Bank AG 144A(z)	2.55	6-21-2019	1,300,000	1,295,322
Federation des Caisses (1 Month LIBOR +0.30%) 144A±	2.78	6-25-2019	2,000,000	2,000,000
Federation des Caisses (3 Month LIBOR +0.13%) 144A±	2.79	5-22-2019	1,000,000	1,000,000
HSBC Bank Incorporated (1 Month LIBOR +0.42%) 144A±	2.89	5-7-2019	2,000,000	2,000,000
National Australia Bank Limited (1 Month LIBOR +0.20%) 144A±	2.69	8-2-2019	3,000,000	3,000,000
National Australia Bank Limited (1 Month LIBOR +0.27%) 144A±	2.76	5-21-2019	3,000,000	3,000,000
Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.03%) 144A±	2.64	12-6-2019	5,000,000	5,000,000
Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.04%) 144A±	2.72	2-18-2020	3,000,000	3,000,000
Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.25%) 144A±	2.72	5-8-2019	2,000,000	2,000,000
Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.14%) 144A±	2.84	5-10-2019	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank Limited 144A(z)	2.59	6-20-2019	7,000,000	6,974,917
Toronto Dominion Bank (3 Month LIBOR +0.08%) ±	2.76	8-16-2019	3,000,000	3,000,000
Toronto Dominion Bank (3 Month LIBOR +0.21%) 144A±	2.82	12-6-2019	5,000,000	5,000,000
Toronto Dominion Bank (1 Month LIBOR +0.37%) 144A±	2.84	11-7-2019	3,000,000	3,000,000
Toronto Dominion Bank (3 Month LIBOR +0.14%) 144A±	2.88	5-2-2019	3,000,000	3,000,000
United Overseas Bank Limited 144A(z)	2.56	6-4-2019	12,000,000	11,971,100
Westpac Banking Corporation (1 Month LIBOR +0.21%) 144A±	2.70	9-19-2019	4,000,000	3,999,901
Westpac Banking Corporation (3 Month LIBOR +0.10%) 144A±	2.73	5-31-2019	5,000,000	5,000,000

2

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Westpac Banking Corporation (3 Month LIBOR +0.07%) 144A±	2.81%	8-2-2019	$4,000,000	$4,000,000
				95,744,405

Other Commercial Paper : 7.96%
BNG Bank NV 144A(z)	2.50	5-3-2019	2,950,000	2,949,590
BNG Bank NV 144A(z)	2.51	5-14-2019	12,000,000	11,989,167
European Investment Bank (z)	2.48	5-16-2019	18,000,000	17,981,400
Glaxosmithkline LLC 144A(z)	2.52	6-3-2019	9,000,000	8,979,293
Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.56	5-20-2019	6,000,000	5,991,925
Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.56	6-17-2019	3,000,000	2,990,013
Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.56	6-18-2019	4,500,000	4,484,700
Toyota Credit Canada Incorporated (1 Month LIBOR +0.19%) ±	2.66	7-5-2019	3,000,000	3,000,000
Toyota Finance Australia Limited (1 Month LIBOR +0.17%) ±	2.64	12-6-2019	4,000,000	4,000,000
Toyota Industries Commercial Finance 144A(z)	2.53	5-6-2019	5,000,000	4,998,243
Toyota Motor Finance (3 Month LIBOR +0.13%) ±	2.74	6-4-2019	4,000,000	4,000,000
				71,364,331

Total Commercial Paper (Cost $384,024,302)				384,024,302

Non-Agency Mortgage-Backed Securities : 0.33%
Pepper Residential Securities Trust Series 20A Class A1U2 (1 Month LIBOR +0.32%) 144A±	2.80	3-16-2020	3,000,000	3,000,000
Total Non-Agency Mortgage-Backed Securities (Cost $3,000,000)				3,000,000
Municipal Obligations : 11.50%
California : 0.78%
Other Municipal Debt : 0.78%
California (Miscellaneous Revenue)	2.63	6-10-2019	5,000,000	5,000,000
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue Series 2 (Transportation Revenue)	2.53	5-21-2019	2,000,000	2,000,000
				7,000,000

Colorado : 2.32%
Variable Rate Demand Notes ø: 2.32%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.53	5-1-2052	3,895,000	3,895,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	2.55	1-1-2027	5,450,000	5,450,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.98	10-29-2027	11,500,000	11,500,000
				20,845,000

Florida : 0.56%
Variable Rate Demand Note ø: 0.56%
JPMorgan Chase PUTTER/DRIVER Trust Series T0024 Halifax Hospital Medical Center (Health Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	2.50	10-31-2021	5,000,000	5,000,000

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia : 1.52%
Other Municipal Debt : 0.45%
Municipal Electric Authority of Georgia (Utilities Revenue)	2.58%	5-29-2019	$4,007,000	$4,007,000

Variable Rate Demand Notes ø: 1.07%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	2.69	10-1-2039	4,595,000	4,595,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	2.63	12-1-2022	5,000,000	5,000,000
				9,595,000

Kentucky : 0.45%
Variable Rate Demand Note ø: 0.45%
Kentucky Housing Corporation Series O (Housing Revenue, Kentucky Housing Corporation SPA)	2.50	1-1-2036	4,000,000	4,000,000

New Hampshire : 0.56%
Variable Rate Demand Note ø: 0.56%
New Hampshire National Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.66	10-1-2028	5,000,000	5,000,000

New Jersey : 0.77%
Variable Rate Demand Note ø: 0.77%
Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	2.49	4-1-2047	6,930,000	6,930,000

New York : 2.17%
Other Municipal Debt : 0.89%
Long Island Power Authority Series 2015 (Utilities Revenue)	2.56	5-15-2019	8,000,000	8,000,000

Variable Rate Demand Notes ø: 1.28%
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.57	11-1-2049	10,000,000	10,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.60	11-1-2049	1,500,000	1,500,000
				11,500,000

Oregon : 0.78%
Variable Rate Demand Note ø: 0.78%
Oregon Tender Option Bond Trust Receipts/Certificates Series ZF2515 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.59	5-1-2035	7,000,000	7,000,000

Other : 0.92%
Variable Rate Demand Notes ø: 0.92%
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.50	6-1-2035	1,000,000	1,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	2.49	2-1-2056	4,240,000	4,240,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.49	2-1-2056	3,000,000	3,000,000
				8,240,000

4

Wells Fargo Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.67%
Variable Rate Demand Notes ø: 0.67%
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.78%	12-1-2019	$4,000,000	$4,000,000
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.78	12-1-2019	2,000,000	2,000,000
				6,000,000

Total Municipal Obligations (Cost $103,117,000)				103,117,000

Other Instruments : 1.91%
Invesco Dynamic Credit Opportunities Fund Series W-7 §	2.57	6-1-2028	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	4,000,000	3,994,877
ROC III CA Crossings Chino Hills Series A øø§	2.49	1-1-2057	1,660,000	1,660,000
ROC III CA Crossings Chino Hills Series B øø§	2.49	1-1-2057	2,440,000	2,440,000
University of Pittsburgh øø§	2.55	5-1-2019	4,000,000	4,000,000
Total Other Instruments (Cost $17,094,877)				17,094,877

Other Notes : 2.82%
Corporate Bonds and Notes : 2.68%
Altoona Blair County Development Corporation 144Aøø§	2.55	9-1-2038	4,000,000	4,000,000
Cellmark Incorporated Secured øø§	2.65	6-1-2038	10,000,000	10,000,000
Opus Inspection Incorporated øø§	2.65	1-1-2034	6,000,000	6,000,000
Toyota Motor Credit Corporation (3 Month LIBOR +0.10%) ±	2.68	7-25-2019	4,000,000	4,001,208
				24,001,208

Yankee Corporate Bonds and Notes : 0.14%
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.35	9-8-2019	1,300,000	1,297,836
				1,297,836

Total Other Notes (Cost $25,299,044)				25,299,044

Repurchase Agreements ^^: 16.40%
Bank of America Corporation, dated 4-30-2019, maturity value $34,502,635 (1)	2.75	5-1-2019	34,500,000	34,500,000
Bank of Nova Scotia, dated 4-30-2019, maturity value $39,003,001 (2)	2.77	5-1-2019	39,000,000	39,000,000
GX Clarke & Company, dated 4-30-2019, maturity value $39,003,012 (3)	2.78	5-1-2019	39,000,000	39,000,000
Mizuho Bank, dated 4-30-2019, maturity value $34,502,635 (4)	2.75	5-1-2019	34,500,000	34,500,000
Total Repurchase Agreements (Cost $147,000,000)				147,000,000

Total investments in securities (Cost $897,107,259)	100.07%			897,107,259
Other assets and liabilities, net	(0.07)			(641,075)

Total net assets	100.00%			$896,466,184

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

5

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Money Market Fund

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00%, 9-20-2041 to 10-20-2046, fair value including accrued interest is $35,535,000.
(2)	U.S. government securities, 2.30% to 7.00%, 11-1-2023 to 2-1-2049, fair value including accrued interest is $40,161,060.
(3)	U.S. government securities, 0.00% to 10.00%, 6-1-2019 to 1-20-2069, fair value including accrued interest is $40,043,561.
(4)	U.S. government securities, 2.70% to 5.00%, 6-1-2028 to 10-1-2048, fair value including accrued interest is $35,535,000.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PUTTER	Puttable tax-exempt receipts
ROC	Reset option certificates
SPA	Standby purchase agreement

6

Wells Fargo Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$217,572,036	$0	$217,572,036
Commercial paper	0	384,024,302	0	384,024,302
Municipal obligations	0	103,117,000	0	103,117,000
Non-agency mortgage-backed securities	0	3,000,000	0	3,000,000
Other instruments	0	17,094,877	0	17,094,877
Other notes	0	25,299,044	0	25,299,044
Repurchase agreements	0	147,000,000	0	147,000,000

Total assets	$0	$897,107,259	$0	$897,107,259

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 87.13%
Alabama : 1.82%
Variable Rate Demand Note ø: 1.82%
Alabama Tender Option Bond Trust Receipts/Certificates Series 2018-XL0098 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	2.39%	12-1-2022	$4,500,000	$4,500,000

Arizona : 3.02%
Variable Rate Demand Notes ø: 3.02%
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	2.39	8-1-2026	2,500,000	2,500,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	2.39	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	2.39	8-1-2027	1,250,000	1,250,000
				7,450,000

California : 4.47%
Variable Rate Demand Notes ø: 4.47%
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	2.39	11-1-2027	1,400,000	1,400,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0642 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	2.55	5-1-2024	4,360,000	4,360,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	2.30	4-1-2047	5,000,000	5,000,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	2.34	9-15-2024	275,000	275,000
				11,035,000

Colorado : 0.18%
Variable Rate Demand Note ø: 0.18%
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	2.51	11-1-2020	440,000	440,000

Florida : 2.80%
Variable Rate Demand Notes ø: 2.80%
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	2.40	8-15-2047	500,000	500,000
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health Revenue, Morgan Stanley Bank LIQ) 144A	2.40	8-15-2047	6,420,000	6,420,000
				6,920,000

Georgia : 3.24%
Variable Rate Demand Note ø: 3.24%
Monroe County GA Power & Light Company Project Series 2017 (Utilities Revenue)	2.36	11-1-2047	8,000,000	8,000,000

Illinois : 5.59%
Variable Rate Demand Notes ø: 5.59%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	2.42	7-1-2033	1,780,000	1,780,000
Chicago IL O’Hare International 3rd Lien Series C (Airport Revenue, Bank of America NA LOC)	2.41	1-1-2035	2,800,000	2,800,000
Lake County IL MFHR (Housing Revenue, FHLMC LIQ)	2.42	11-1-2034	4,920,000	4,920,000

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes (continued)
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue, Caterpillar Incorporated LOC)	2.45%	2-1-2030	$4,300,000	$4,300,000
				13,800,000

Indiana : 4.33%
Variable Rate Demand Notes ø: 4.33%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	2.34	7-1-2023	1,380,000	1,380,000
Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	2.26	12-1-2039	2,200,000	2,200,000
Indiana Tender Option Bond Trust Receipts/Certificates Series 2019-XF0756 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.40	2-1-2049	1,875,000	1,875,000
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	2.53	12-1-2027	2,785,000	2,785,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	2.42	3-1-2041	1,375,000	1,375,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	2.42	10-1-2023	1,075,000	1,075,000
				10,690,000

Iowa : 4.32%
Variable Rate Demand Notes ø: 4.32%
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	2.48	11-1-2035	2,075,000	2,075,000
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	2.79	4-1-2022	6,300,000	6,300,000
Iowa Finance Authority Revenue Bonds Series E (Health Revenue, JPMorgan Chase & Company LOC)	2.27	2-15-2041	2,300,000	2,300,000
				10,675,000

Kansas : 2.32%
Variable Rate Demand Notes ø: 2.32%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank ACB LOC)	2.44	11-1-2020	610,000	610,000
University of Kansas Hospital Authority Health System (Health Revenue, U.S. Bank NA LOC)	2.26	9-1-2034	5,120,000	5,120,000
				5,730,000

Kentucky : 0.40%
Variable Rate Demand Note ø: 0.40%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	2.42	9-1-2022	1,000,000	1,000,000

Louisiana : 2.83%
Variable Rate Demand Notes ø: 2.83%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue, Honeywell International Incorporated LOC)	2.44	12-1-2036	4,000,000	4,000,000
Louisiana Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XM0735 (Water & Sewer Revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	2.35	12-1-2045	3,000,000	3,000,000
				7,000,000

2

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 3.50%
Variable Rate Demand Notes ø: 3.50%
Michigan Strategic Fund Limited Obligation Series 1982 (Resource Recovery Revenue, Farm Credit Services America LOC)	2.48%	6-1-2024	$2,800,000	$2,800,000
Michigan Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Education Revenue, Morgan Stanley Bank LIQ) 144A	2.48	11-1-2028	5,835,000	5,835,000
				8,635,000

Minnesota : 3.20%
Variable Rate Demand Notes ø: 3.20%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	2.39	8-15-2038	750,000	750,000
Minnesota Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Education Revenue, Morgan Stanley Bank LIQ) 144A	2.40	11-1-2037	7,140,000	7,140,000
				7,890,000
Missouri : 1.04%
Variable Rate Demand Notes ø: 1.04%
Missouri Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176 (Health Revenue, Royal Bank of Canada LIQ) 144A	2.40	5-15-2041	1,395,000	1,395,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	2.58	4-1-2026	1,170,000	1,170,000
				2,565,000

Nevada : 1.35%
Variable Rate Demand Note ø: 1.35%
Nevada Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0634 (GO Revenue, Royal Bank of Canada LIQ) 144A	2.33	12-1-2025	3,330,000	3,330,000

New Jersey : 2.60%
Variable Rate Demand Note ø: 2.60%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	2.30	7-1-2026	6,430,000	6,430,000

New York : 7.21%
Variable Rate Demand Notes ø: 7.21%
New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	2.34	11-1-2019	3,000,000	3,000,000
New York NY Municipal Water Finance Authority Series 2011 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA)	2.30	6-15-2044	3,000,000	3,000,000
New York NY Fiscal Subordinate Bond Series 2017A-6 (GO Revenue, Landesbank Hessen-Thüringen SPA)	2.32	8-1-2044	4,455,000	4,455,000
New York NY Housing Development Corporation Series A (Housing Revenue, Citibank NA LOC)	2.42	6-1-2037	350,000	350,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	2.30	8-1-2043	7,000,000	7,000,000
				17,805,000

North Carolina : 0.59%
Variable Rate Demand Note ø: 0.59%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	2.36	1-1-2027	1,450,000	1,450,000

3

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 0.31%
Variable Rate Demand Note ø: 0.31%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	2.50%	12-1-2022	$770,000	$770,000

Ohio : 3.65%
Variable Rate Demand Notes ø: 3.65%
RBC Municipal Products Incorporated Trust Series E-110 (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	2.33	10-1-2020	2,000,000	2,000,000
Northeast Regional Ohio Sewer District Tender Option Bond Trust Receipts/Certificates Wastewater Series 2015-XF0225 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	2.33	3-1-2021	7,000,000	7,000,000
				9,000,000

Other : 4.10%
Variable Rate Demand Notes ø: 4.10%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	2.35	2-15-2028	7,000,000	7,000,000
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	2.33	12-15-2045	2,120,000	2,120,000
FHLMC MFHR Series M-033 Class A (Housing Revenue, FHLMC LIQ)	2.33	3-15-2049	995,000	995,000
				10,115,000

Pennsylvania : 5.48%
Variable Rate Demand Notes ø: 5.48%
Allegheny County PA Hospital Development Authority Series E (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	2.30	4-1-2022	7,820,000	7,820,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	2.42	8-1-2022	500,000	500,000
Philadelphia PA Gas Works Revenue Refunding Bond Series 8 (Utilities Revenue, Barclays Bank plc LOC)	2.29	8-1-2031	1,200,000	1,200,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Revenue Bond Series 2019E (Health Revenue, U.S. Bank NA LIQ)	2.26	6-1-2035	4,000,000	4,000,000
				13,520,000

South Carolina : 0.81%
Variable Rate Demand Note ø: 0.81%
South Carolina Tender Option Bond Trust Receipts/Floater Certificates Patriots Energy Group Financing Agency Series 2018-XM0690 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	2.34	10-1-2022	2,000,000	2,000,000

Texas : 5.03%
Variable Rate Demand Notes ø: 5.03%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue, BASF SE LOC)	2.49	10-1-2036	5,000,000	5,000,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	2.48	8-1-2039	1,430,000	1,430,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue, Total SA LOC)	2.44	4-1-2027	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Tengen Series 2019-XM0722 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	2.33	6-15-2025	3,000,000	3,000,000
				12,430,000

4

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virginia : 0.41%
Variable Rate Demand Note ø: 0.41%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	2.39%	4-1-2026	$1,000,000	$1,000,000

Washington : 1.39%
Variable Rate Demand Notes ø: 1.39%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	2.48	9-1-2021	2,520,000	2,520,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	2.48	8-1-2026	900,000	900,000
				3,420,000

West Virginia : 1.09%
Variable Rate Demand Note ø: 1.09%
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	2.39	10-1-2031	2,700,000	2,700,000

Wisconsin : 10.05%
Variable Rate Demand Notes ø: 10.05%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	2.41	5-1-2037	6,000,000	6,000,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	2.58	11-1-2020	955,000	955,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	2.58	11-1-2020	550,000	550,000
University of Wisconsin Hospital and Clinics Authority Revenue Various Refunding Bond Series B (Health Revenue, JPMorgan Chase & Company SPA)	2.30	4-1-2048	7,000,000	7,000,000
Wisconsin HEFA Revenue Bond Marshfield Clinic Health System, Incorporated Series 2018A (Health Revenue, Barclays Bank plc LOC)	2.30	2-15-2050	6,015,000	6,015,000
Wisconsin Housing and EDA Housing Revenue Bond 2009 Series A (Housing Revenue, Bank of America NA LOC, HUD Insured)	2.41	5-1-2042	4,300,000	4,300,000
				24,820,000

Total Municipal Obligations (Cost $215,120,000)				215,120,000

Mutual Funds : 8.79%
BlackRock MuniYield Quality Fund III Incorporated Variable Rate Demand PreferredShares (Citibank NA LOC) ø	2.45	6-1-2041	5,000,000	$5,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144Aø	2.39	3-1-2040	3,000,000	3,000,000
Nuveen Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series 1-2118 (Barclays Bank LIQ) 144Aø	2.45	5-1-2041	5,000,000	5,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144Aø	2.45	2-25-2045	5,000,000	5,000,000
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144Aø	2.45	3-11-2045	3,700,000	3,700,000
Total Mutual Funds (Cost $21,700,000)				21,700,000

Repurchase Agreements : 1.78%
Barclay’s Capital Incorporated, dated 4-30-2019, maturity value $4,400,336^^	2.75	5-1-2019	4,400,000	4,400,000

Total Repurchase Agreements (Cost $4,400,000)				4,400,000

5

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

		Value
Total investments in securities (Cost $241,220,000)	97.70%	$241,220,000
Other assets and liabilities, net	2.30	5,689,984

Total net assets	100.00%	$246,909,984

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
^^	Collateralized by U.S. government securities, 2.00% to 2.88%, 9-30-2020 to 8-15-2047, fair value including accrued interest is $4,488,000.

Abbreviations:

BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health and Educational Facilities Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

6

Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$215,120,000	$0	$215,120,000
Mutual funds	0	21,700,000	0	21,700,000
Repurchase agreements	0	4,400,000	0	4,400,000

Total assets	$0	$241,220,000	$0	$241,220,000

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.44%
Alabama : 0.59%
Variable Rate Demand Note ø: 0.59%
Alabama Federal Aid Highway Finance Authority Series 2016-A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2373 (Tax Revenue, Citibank NA LIQ) 144A	2.33%	9-1-2024	$5,000,000	$5,000,000

Alaska : 0.28%
Variable Rate Demand Note ø: 0.28%
Alaska Housing Finance Corporation Series B (Housing Revenue, FHLB SPA)	2.28	12-1-2041	2,400,000	2,400,000

Arizona : 1.56%
Variable Rate Demand Notes ø: 1.56%
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2537 (Utilities Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	2.34	12-1-2037	3,215,000	3,215,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	2.33	7-1-2024	10,055,000	10,055,000
				13,270,000

California : 9.66%
Variable Rate Demand Notes ø: 9.66%
California HFFA Dignity Health Series A (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	2.42	3-1-2042	6,730,000	6,730,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	2.36	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority High Desert Foundation Project Series 2012A (Education Revenue, Union Bank NA LOC)	2.40	4-1-2042	1,150,000	1,150,000
California State University Series A Tender Option Bond Trust Receipts/Certificates Series 2017-XF2441 (Education Revenue, Citibank NA LIQ) 144A	2.26	5-1-2024	7,670,000	7,670,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	2.36	3-1-2057	6,975,000	6,975,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0580 (GO Revenue, TD Bank NA LIQ) 144A	2.30	11-1-2033	3,375,000	3,375,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-XF0669 (GO Revenue, Royal Bank of Canada LIQ) 144A	2.31	2-1-2026	2,500,000	2,500,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-XF2630 (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	2.30	8-1-2045	2,900,000	2,900,000
California Tender Option Bond Trust Receipts/Certifiicates Series 2018-XG0188 (GO Revenue, Royal Bank of Canada LIQ) 144A	2.31	2-1-2026	1,600,000	1,600,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	2.30	4-1-2047	18,445,000	18,445,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZP0159 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	2.45	8-1-2022	4,500,000	4,500,000
Grossmont CA Union High School District Floaters Series 2015 (GO Revenue, Citibank NA LIQ) 144A	2.40	8-1-2019	7,525,000	7,525,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	2.33	11-1-2039	2,190,000	2,190,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	2.40	8-1-2022	2,415,000	2,415,000
				82,225,000

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 2.89%
Variable Rate Demand Notes ø: 2.89%
Colorado ECFA Variable Nature Conservancy Project Series 2012 (Miscellaneous Revenue, U.S. Bank N.A LIQ)	2.38%	7-1-2033	$1,200,000	$1,200,000
Colorado HFA Catholic Health Initiatives Series 2008-D2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	2.52	10-1-2037	9,000,000	9,000,000
Colorado HFA Single Family Mortgage Bonds Class ll Series 2018B-2 (Housing Revenue, GNMA Insured, FHLB SPA)	2.30	11-1-2041	5,000,000	5,000,000
Colorado RBC Municipal Products Incorporated Trust Series 2018-E123 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	2.33	4-1-2020	7,500,000	7,500,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2018-XF0668 (Health Revenue, Royal Bank of Canada LIQ) 144A	2.33	5-15-2026	1,875,000	1,875,000
				24,575,000

Connecticut : 0.89%
Variable Rate Demand Notes ø: 0.89%
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	2.34	6-1-2037	3,000,000	3,000,000
Connecticut Tender Option Bond Trust Receipts/Floater Certificates Series 2017-YX1077 (Tax Revenue, Barclays Bank plc LIQ) 144A	2.36	1-1-2036	4,550,000	4,550,000
				7,550,000

District of Columbia : 1.44%
Variable Rate Demand Notes ø: 1.44%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue, Manufacturers & Traders LOC)	2.35	7-1-2032	3,395,000	3,395,000
District of Columbia Tender Option Bond Trust Receipts/Certificates Series 2018-XF0621 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	2.33	4-1-2026	4,000,000	4,000,000
District of Columbia Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2784 (Housing Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	2.34	9-1-2039	2,800,000	2,800,000
District of ColumbiaTender Option Bond Trust Receipts/Certificates Series 2019-ZF2785 (Housing Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	2.34	9-1-2039	2,070,000	2,070,000
				12,265,000

Florida : 7.06%
Variable Rate Demand Notes ø: 7.06%
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	2.40	8-15-2047	4,730,000	4,730,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Health Revenue, Barclays Bank plc LIQ) 144A	2.42	8-15-2047	6,000,000	6,000,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2530 (Health Revenue, Citibank NA LIQ) 144A	2.40	8-15-2025	3,000,000	3,000,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XG0173 (Health Revenue, Credit Suisse LIQ) 144A	2.40	10-1-2025	6,000,000	6,000,000
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health Revenue, Morgan Stanley Bank LIQ) 144A	2.40	8-15-2047	1,500,000	1,500,000
Highlands County FL Health Facilities Authority Adventist Health System Series A (Health Revenue)	2.32	11-15-2037	5,090,000	5,090,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue, Adventist Health System)	2.40	11-15-2032	600,000	600,000
Highlands County FL HFA Adventist Health System Series I5 (Health Revenue)	2.32	11-15-2035	13,150,000	13,150,000
Miami-Dade County FL Seaport Series A (Airport Revenue, PNC Bank NA LOC)	2.30	10-1-2050	1,830,000	1,830,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Orange County FL Health Facilities Authority Series 2009C (Health Revenue, TD Bank NA LOC)	2.30%	1-1-2037	$425,000	$425,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	2.43	8-1-2034	3,300,000	3,300,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	2.33	7-1-2042	6,000,000	6,000,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	2.31	8-1-2028	3,245,000	3,245,000
Seminole County FL Tender Option Bond Trust Receipts/Floater Certificates Series ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) 144A	2.45	4-1-2027	5,250,000	5,250,000
				60,120,000

Georgia : 0.44%
Variable Rate Demand Note ø: 0.44%
Georgia Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0589 (Education Revenue, Bank of America NA LIQ) 144A	2.34	6-1-2049	3,750,000	3,750,000

Illinois : 6.81%
Variable Rate Demand Notes ø: 6.81%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, BMO Harris Bank NA LOC)	2.31	3-1-2035	7,000,000	7,000,000
Brookfield IL Brookfield Zoo Project (Miscellaneous Revenue, Northern Trust Company LOC)	2.20	6-1-2038	3,000,000	3,000,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	2.40	7-1-2023	4,200,000	4,200,000
Illinois Educational Facilities Authority Aurora University (Education Revenue, Harris NA LOC)	2.31	3-1-2032	4,600,000	4,600,000
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series 2008A (Health Revenue, Barclays Bank plc LOC)	2.31	8-15-2035	400,000	400,000
Illinois Finance Authority Northwest Community Hospital Series C (Health Revenue, JPMorgan Chase & Company LOC)	2.33	7-1-2032	400,000	400,000
Illinois Finance Authority Series B (Health Revenue, Northern Trust Company LOC)	2.30	2-15-2033	1,400,000	1,400,000
Illinois Health Facilities Authority Evanston Hospital Corporation Series 1995 (Health Revenue, JPMorgan Chase & Company SPA)	2.35	6-1-2035	4,300,000	4,300,000
Illinois International Port District Facilities (Airport Revenue, U.S. Bank NA LOC)	2.40	1-1-2023	3,950,000	3,950,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Tax Revenue, Bank of America NA LIQ) 144A	2.47	1-1-2048	7,340,000	7,340,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0722 (Tax Revenue, Royal Bank of Canada LIQ) 144A	2.45	7-1-2026	7,900,000	7,900,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	2.33	7-1-2023	1,140,000	1,140,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	2.35	7-1-2023	3,100,000	3,100,000
Illinois Toll Highway Authority Series 2008A-2 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	2.31	1-1-2031	795,000	795,000
lllinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Tax Revenue, Royal Bank of Canada LIQ) 144A	2.45	1-1-2026	3,615,000	3,615,000
Quad Cities Regional EDA Augustana College Series 2005 (Education Revenue, Harris NA LOC)	2.33	10-1-2035	4,800,000	4,800,000
				57,940,000

Indiana : 1.17%
Variable Rate Demand Note ø: 1.17%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	2.34	7-1-2023	9,915,000	9,915,000

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Iowa : 3.45%
Variable Rate Demand Notes ø: 3.45%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	2.79%	4-1-2022	$23,840,000	$23,840,000
Iowa Finance Authority Mortgage Securities Program Series D (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	2.34	1-1-2047	5,500,000	5,500,000
				29,340,000

Kansas : 0.35%
Variable Rate Demand Note ø: 0.35%
University of Kansas Hospital Authority Health System (Health Revenue, U.S. Bank NA LOC)	2.26	9-1-2034	3,000,000	3,000,000

Kentucky : 0.64%
Variable Rate Demand Note ø: 0.64%
Kentucky Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0161 (Tax Revenue, AGM Insured, Bank of America NA LIQ) 144A	2.33	12-1-2041	5,460,000	5,460,000

Louisiana : 2.05%
Variable Rate Demand Notes ø: 2.05%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Industrial Development Revenue, Exxon Capital Ventures LIQ)	2.31	8-1-2035	5,100,000	5,100,000
Louisiana Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML7002 (Health Revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	2.34	9-1-2057	12,325,000	12,325,000
				17,425,000

Maryland : 0.78%
Variable Rate Demand Notes ø: 0.78%
Maryland Industrial Development Financing Authority Occidental Petroleum Corporation Series 2010 (Industrial Development Revenue)	2.56	3-1-2030	3,315,000	3,315,000
Maryland Tender Option Bond Trust Receipts/Certificates Series 2018-XF0605 (Education Revenue, Bank of America NA LIQ) 144A	2.35	5-1-2047	3,300,000	3,300,000
				6,615,000

Massachusetts : 0.12%
Variable Rate Demand Note ø: 0.12%
Massachusetts HEFA Partners Healthcare Systems Series F3 (Health Revenue, TD Bank NA LOC)	2.40	7-1-2040	1,000,000	1,000,000

Michigan : 2.56%
Variable Rate Demand Notes ø: 2.56%
Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA)	2.39	6-1-2030	1,515,000	1,515,000
Regents of the University of MIchigan Series 2008B (Education Revenue)	2.33	4-1-2028	10,800,000	10,800,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	2.44	1-1-2032	9,460,000	9,460,000
				21,775,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 1.42%
Variable Rate Demand Notes ø: 1.42%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	2.38%	10-15-2033	$2,375,000	$2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	2.39	8-15-2038	4,500,000	4,500,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	2.38	3-1-2029	2,340,000	2,340,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	2.38	9-15-2031	2,865,000	2,865,000
				12,080,000

Mississippi : 1.64%
Variable Rate Demand Note ø: 1.64%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (Industrial Development Revenue)	2.30	12-1-2030	14,000,000	14,000,000

Missouri : 4.01%
Variable Rate Demand Notes ø: 4.01%
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, Northern Trust Company SPA)	2.26	12-1-2033	16,000,000	16,000,000
Missouri Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176 (Health Revenue, Royal Bank of Canada LIQ) 144A	2.40	5-15-2041	8,000,000	8,000,000
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	2.33	5-1-2023	2,670,000	2,670,000
St. Louis County MO Sewer District Wastewater System Series 2013-B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	2.33	5-1-2043	7,500,000	7,500,000
				34,170,000

Nebraska : 1.23%
Variable Rate Demand Note ø: 1.23%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	2.40	9-1-2031	10,500,000	10,500,000

Nevada : 1.09%
Variable Rate Demand Notes ø: 1.09%
Clark County NV Department of Aviation Subordinate Lien Series D-3 (Airport Revenue, Bank of America NA LOC)	2.40	7-1-2029	1,000,000	1,000,000
Nevada Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0639 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	2.33	12-1-2025	3,240,000	3,240,000
Nevada Tender Option Bond Trust Receipts/Certificates Nevada Water District (GO Revenue, JPMorgan Chase & Company LIQ) 144A	2.48	6-1-2020	5,000,000	5,000,000
				9,240,000

New Jersey : 3.13%
Variable Rate Demand Notes ø: 3.13%
New Jersey Tender Option Bond Trust Receipts/Certficates Series 2018-XG0205 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	2.32	12-15-2034	7,500,000	7,500,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	2.30	7-1-2026	3,790,000	3,790,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2476 (Education Revenue, Citibank NA LIQ) 144A	2.31	11-1-2021	1,000,000	1,000,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2477 (Education Revenue, Citibank NA LIQ) 144A	2.31	11-1-2021	2,000,000	2,000,000

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2018-XX1093 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	2.32%	6-15-2031	$9,500,000	$9,500,000
New Jersey Tender Option Bond Trust Receipts/Certificates New Jersey EDA Series 2018-XF2538 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	2.32	6-15-2040	2,810,000	2,810,000
				26,600,000

New York : 11.09%
Variable Rate Demand Notes ø: 11.09%
Metropolitan Transportation Authority NY Revenue Bond Series 2015E (Transportation Revenue, PNC Bank NA LOC)	2.37	11-15-2045	900,000	900,000
Nassau Cnounty NY Interm Finance Authority Bond Series 2008C (Tax Revenue, BMO Harris Bank NA SPA)	2.28	11-15-2019	5,090,000	5,090,000
New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	2.34	11-1-2019	7,870,000	7,870,000
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Health Revenue, Manufacturers & Traders LOC)	2.40	7-1-2048	1,925,000	1,925,000
New York Dormitory Authority Cornell University Revenue Bond Series 2019B (Education Revenue, U.S. Bank NA SPA)	2.30	7-1-2039	10,000,000	10,000,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	2.33	3-15-2022	3,770,000	3,770,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	2.28	11-1-2049	5,470,000	5,470,000
New York HFA Manhattan West Residential Housing Series 2015-A (Housing Revenue, Bank of China LOC)	2.28	11-1-2049	9,250,000	9,250,000
New York Municipal Water Finance Authority Series 2011 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA)	2.30	6-15-2044	7,000,000	7,000,000
New York NY Fiscal 2006 Series I Subordinate Series I-6 (GO Revenue, Bank of New York Mellon LOC)	2.29	4-1-2036	5,780,000	5,780,000
New York NY Fiscal Subordinate Bond Series 2017A-6 (GO Revenue, Landesbank Hessen-Thüringen SPA)	2.32	8-1-2044	4,000,000	4,000,000
New York NY Municipal Water Authority Series BB-1 (Water & Sewer Revenue, State Street Bank & Trust Company SPA)	2.30	6-15-2049	4,100,000	4,100,000
New York NY Municipal Water Finance Authority 2nd Generation Resolution Fiscal Year 2019 Series BB (Water & Sewer Revenue, Industrial and Commercial Bank of China Limited SPA)	2.38	6-15-2051	10,000,000	10,000,000
New York NY Municipal Water Finance Authority Fiscal 2010 Series CC (Water & Sewer Revenue, Barclays Bank plc SPA)	2.30	6-15-2041	1,500,000	1,500,000
New York NY Series E (GO Revenue, Bank of America NA LOC)	2.34	8-1-2034	900,000	900,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	2.30	8-1-2043	1,890,000	1,890,000
RBC Municipal Products Incorporated Trust Series E-99 New York City (Tax Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	2.33	8-1-2021	10,000,000	10,000,000
Triborough Bridge and Tunnel Authority Series 2005B-3 (Transportation Revenue, State Street Bank & Trust Company LOC)	2.27	1-1-2032	4,980,000	4,980,000
				94,425,000

North Carolina : 1.16%
Variable Rate Demand Notes ø: 1.16%
Charlotte NC Water & Sewer Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	2.33	1-1-2026	2,430,000	2,430,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	2.44	2-1-2022	25,000	25,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	2.33	10-1-2055	2,250,500	2,250,500
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2490 (Airport Revenue, Barclays Bank plc LIQ) 144A	2.33	7-1-2042	3,750,000	3,750,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	2.40%	2-1-2024	$1,400,000	$1,400,000
				9,855,500

Ohio : 3.90%
Variable Rate Demand Notes ø: 3.90%
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	2.52	5-1-2034	8,825,000	8,825,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	2.20	10-1-2036	6,400,000	6,400,000
Ohio Tender Option Bond Trust Receipts/Certificates Series 2017-XF2438 (Education Revenue, Citibank NA LIQ) 144A	2.33	12-1-2024	2,000,000	2,000,000
Ohio Tender Option Bond Trust Receipts/Certificates Series 2018-XL0074 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	2.50	8-1-2024	5,580,000	5,580,000
RBC Municipal Products Incorporated Trust Series E-110 (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	2.33	10-1-2020	8,000,000	8,000,000
Ohio Tender Option Bond Trust Receipts/Certificates Northeast Regional Ohio Sewer District Wastewater Series 2015-XF0225 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	2.33	3-1-2021	2,375,000	2,375,000
				33,180,000

Other : 1.09%
Variable Rate Demand Notes ø: 1.09%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	2.35	2-15-2028	7,990,000	7,990,000
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	2.33	12-15-2045	980,000	980,000
FHLMC MFHR Series M-033 Class A (Housing Revenue, FHLMC LIQ)	2.33	3-15-2049	310,000	310,000
				9,280,000

Pennsylvania : 4.41%
Variable Rate Demand Notes ø: 4.41%
Butler County PA Hospital Authority Series A (Health Revenue, BMO Harris Bank NA LOC)	2.32	10-1-2042	700,000	700,000
Pennsylvania Geisinger Health System Authority Series 2005B (Health Revenue, U.S. Bank NA SPA)	2.22	8-1-2022	9,000,000	9,000,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016—ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	2.45	8-15-2042	4,875,000	4,875,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2018-YX1089 (GO Revenue, Barclays Bank plc LIQ) 144A	2.33	3-1-2035	2,540,000	2,540,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Revenue Bond Series 2019E (Health Revenue, U.S. Bank NA LIQ)	2.26	6-1-2035	14,815,000	14,815,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	2.33	6-1-2044	3,000,000	3,000,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0539 (Water & Sewer Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	2.45	8-15-2038	2,615,000	2,615,000
				37,545,000

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island : 1.17%
Variable Rate Demand Note ø: 1.17%
Narragansett Bay RI Commission Wastewater System Series 2013-A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	2.35%	9-1-2020	$10,000,000	$10,000,000

South Carolina : 2.52%
Variable Rate Demand Notes ø: 2.52%
Columbia SC Waterworks Series 2009 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	2.30	2-1-2038	1,760,000	1,760,000
Greenville SC Health System Hospital Series 2014-B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	2.40	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	2.33	8-1-2025	2,440,000	2,440,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	2.35	11-1-2034	1,265,000	1,265,000
South Carolina Tender Option Bond Trust Receipts/Floater Certificates Patriots Energy Group Financing Agency Series 2018-XM0690 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	2.34	10-1-2022	8,000,000	8,000,000
				21,485,000

Tennessee : 0.38%
Variable Rate Demand Note ø: 0.38%
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	2.33	6-1-2029	3,260,000	3,260,000

Texas : 7.50%
Variable Rate Demand Notes ø: 7.50%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	2.38	9-1-2039	3,700,000	3,700,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue, BASF SE)	2.44	7-1-2022	4,900,000	4,900,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2009 Citigroup ROC Series 11821 (Health Revenue, Citibank NA LIQ) 144A	2.36	5-1-2019	2,000,000	2,000,000
Harris County TX Series 3060X (Transportation Revenue, Bank of America NA LIQ) 144A	2.33	8-15-2038	9,190,000	9,190,000
Houston TX Adjustable Refunding First Lien B-3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	2.33	5-15-2034	3,000,000	3,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue, Total SA)	2.44	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue, Flint Hills Resources LLC)	2.37	7-1-2029	4,200,000	4,200,000
Tarrant County TX Cultural Education Facilities Finance Corporation Methodist Hospitals of Dallas Series B (Health Revenue, TD Bank NA LOC)	2.31	10-1-2041	5,005,000	5,005,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Christus Health Series 2008-C2 (Health Revenue, Bank of New York Mellon LOC)	2.40	7-1-2047	6,405,000	6,405,000
Texas Tender Option Bond Trust Tengen Series 2019-XM0722 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	2.33	6-15-2025	3,670,000	3,670,000
Texas Veterans Bonds Series 2018 (GO Revenue, FHLB LIQ)	2.38	12-1-2049	14,985,000	14,985,000
Texas Veterans Bonds (Miscellaneous Revenue, Sumitomo Mitsui Banking SPA)	2.38	12-1-2047	900,000	900,000

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
University of Texas Refinancing Series B (Education Revenue)	2.35%	8-1-2033	$900,000	$900,000
				63,855,000

Utah : 1.56%
Variable Rate Demand Notes ø: 1.56%
Utah Tender Option Bond Trust Receipts/Certificates Series 2018-XG0171 (Health Revenue, Royal Bank of Canada LIQ) 144A	2.36	11-15-2022	3,000,000	3,000,000
Utah Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF0540 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	2.50	1-1-2025	2,700,000	2,700,000
Weber County UT Hospital IHC Health Services Series 2000-C (Health Revenue, Bank of New York Mellon SPA)	2.30	2-15-2035	7,540,000	7,540,000
				13,240,000

Vermont : 0.31%
Variable Rate Demand Note ø: 0.31%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	2.27	7-1-2033	2,630,000	2,630,000

Virginia : 0.58%
Variable Rate Demand Note ø: 0.58%
Virginia Tender Option Bond Trust Receipts/Certificates Series 2017-XG0143 (Transportation Revenue, Citibank NA LIQ) 144A	2.32	5-1-2025	4,920,000	4,920,000

Washington : 1.17%
Variable Rate Demand Note ø: 1.17%
Washington Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0681 (Tax Revenue, Citibank NA LIQ) 144A	2.36	7-1-2026	10,000,000	10,000,000

Wisconsin : 2.77%
Variable Rate Demand Notes ø: 2.77%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	2.41	5-1-2037	14,200,000	14,200,000
Milwaukee WI RDA Wisconsin Montessori Society (Education Revenue, U.S. Bank NA LOC)	2.35	7-1-2021	275,000	275,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	2.41	9-1-2036	3,265,000	3,265,000
Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2018-XF2634 (Health Revenue, Credit Suisse LIQ) 144A	2.33	8-15-2025	2,000,000	2,000,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	2.48	10-1-2020	3,815,000	3,815,000
				23,555,000

Wyoming : 1.57%
Variable Rate Demand Note ø: 1.57%
Wyoming Tender Option Bond Trust Receipts/Certificates Series 2018-XL0070 (Utilities Revenue, Build America Mutual Assurance Company Insured, JPMorgan Chase & Company LIQ) 144A	2.33	1-1-2025	13,330,000	13,330,000

Total Municipal Obligations (Cost $820,775,500)				820,775,500
Mutual Funds : 1.18%
Nuveen AMT Free Quality Municipal Income Fund Variable Rate Demand Series 4-4895 (Barclays Bank NA LIQ) ø	2.38	9-11-2026	10,000,000	10,000,000

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Total Mutual Funds (Cost $10,000,000)					$10,000,000

Repurchase Agreements : 0.60%
Barclay’s Capital Incorporated, dated 4-30-2019, maturity value $5,100,390 ^^		2.75%	5-1-2019	$5,100,000	5,100,000

Total Repurchase Agreements (Cost $5,100,000)					5,100,000

Total investments in securities (Cost $835,875,500)	98.22%				835,875,500
Other assets and liabilities, net	1.78				15,181,834

Total net assets	100.00%				$851,057,334

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
^^	Collateralized by U.S. government securities, 2.00% to 2.88%, 9-30-2020 to 8-15-2047, fair value including accrued interest is $5,202,000.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
DRIVER	Derivative inverse tax-exempt receipts
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
GNMA	Government National Mortgage Association
HEFA	Health & Education Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement

Wells Fargo National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$820,775,500	$0	$820,775,500
Mutual funds	0	10,000,000	0	10,000,000
Repurchase agreements	0	5,100,000	0	5,100,000

Total assets	$0	$835,875,500	$0	$835,875,500

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — April 30, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements : 60.86%
Bank of Montreal, dated 4-30-2019, maturity value $175,013,319 (1)	2.74%	5-1-2019	$175,000,000	$175,000,000
Bank of Nova Scotia, dated 4-30-2019, maturity value $450,034,375 (2)	2.75	5-1-2019	450,000,000	450,000,000
Barclays Capital Incorporated, dated 4-30-2019, maturity value $1,440,610,038 (3)	2.75	5-1-2019	1,440,500,000	1,440,500,000
BNP Paribas, dated 4-25-2019, maturity value $125,058,819 (4)	2.42	5-2-2019	125,000,000	125,000,000
BNP Paribas, dated 4-3-2019, maturity value $200,462,778 (5)	2.45	5-7-2019	200,000,000	200,000,000
Citigroup Global Markets Incorporated, dated 4-25-2019, maturity value $250,117,153 (6)	2.41	5-2-2019	250,000,000	250,000,000
Fixed Income Clearing Corporation, dated 4-30-2019, maturity value $1,250,097,013 (7)	2.78	5-1-2019	1,250,000,485	1,250,000,485
Fixed Income Clearing Corporation, dated 4-30-2019, maturity value $750,052,083 (8)	2.50	5-1-2019	750,000,000	750,000,000
ING Financial Markets LLC, dated 4-30-2019, maturity value $100,008,037 (9)	2.75	5-1-2019	100,000,398	100,000,398
JPMorgan Securities, dated 4-30-2019, maturity value $1,125,085,938(10) ¢øø§	2.75	9-9-2048	1,125,000,000	1,125,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 4-30-2019, maturity value $200,015,167 (11)	2.73	5-1-2019	200,000,000	200,000,000
MetLife Incorporated, dated 4-30-2019, maturity value $250,023,386 (12)	2.75	5-1-2019	250,004,288	250,004,288
MUFG Securities Canada Limited, dated 4-30-2019, maturity value $200,015,222 (13)	2.74	5-1-2019	200,000,000	200,000,000
Prudential, dated 4-30-2019, maturity value $118,091,586 (14)	2.77	5-1-2019	118,082,500	118,082,500
RBC Dominion Securities Incorporated, dated 4-30-2019, maturity value $510,038,675 (15)	2.73	5-1-2019	510,000,000	510,000,000
Royal Bank of Scotland, dated 4-30-2019, maturity value $600,046,000 (16)	2.76	5-1-2019	600,000,000	600,000,000
Standard Chartered Bank, dated 4-30-2019, maturity value $590,045,069 (17)	2.75	5-1-2019	590,000,000	590,000,000
Total Repurchase Agreements (Cost $8,333,587,671)				8,333,587,671

Treasury Debt : 38.44%
U.S. Treasury Bill (z)	2.43	6-6-2019	100,000,000	99,758,820
U.S. Treasury Bill (z)	2.43	6-27-2019	50,000,000	49,809,010
U.S. Treasury Bill (z)	2.43	5-21-2019	100,000,000	99,865,278
U.S. Treasury Bill (z)	2.44	5-16-2019	140,000,000	139,858,729
U.S. Treasury Bill (z)	2.45	6-13-2019	130,000,000	129,623,165
U.S. Treasury Bill (z)	2.47	8-8-2019	40,000,000	39,731,600
U.S. Treasury Bill (z)	2.47	8-15-2019	60,000,000	59,568,344
U.S. Treasury Bill (z)	2.48	8-22-2019	30,000,000	29,769,292
U.S. Treasury Bill (z)	2.49	5-9-2019	60,000,000	59,967,267
U.S. Treasury Bill (z)	2.49	8-1-2019	30,000,000	29,811,208
U.S. Treasury Bill (z)	2.50	8-29-2019	40,000,000	39,671,333
U.S. Treasury Bill (z)	2.50	5-23-2019	70,000,000	69,894,446
U.S. Treasury Note	0.75	7-15-2019	180,000,000	179,336,618
U.S. Treasury Note	0.75	8-15-2019	50,000,000	49,729,988
U.S. Treasury Note	0.88	7-31-2019	100,000,000	99,570,932
U.S. Treasury Note	1.00	10-15-2019	70,000,000	69,449,684
U.S. Treasury Note	1.25	5-31-2019	30,000,000	29,971,973
U.S. Treasury Note	1.25	6-30-2019	40,000,000	39,911,824
U.S. Treasury Note	1.38	7-31-2019	235,000,000	234,312,004
U.S. Treasury Note	1.38	9-30-2019	100,000,000	99,501,299
U.S. Treasury Note	1.50	5-31-2019	50,000,000	49,963,615
U.S. Treasury Note	1.50	10-31-2019	180,000,000	179,077,862
U.S. Treasury Note	1.63	12-31-2019	70,000,000	69,614,638
U.S. Treasury Note	1.75	9-30-2019	25,000,000	24,904,795
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	2.41	1-31-2020	430,000,000	429,921,499
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.45	4-30-2020	650,000,000	650,000,833
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	2.46	7-31-2020	460,000,000	459,995,734
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.46	10-31-2020	470,000,000	469,709,323
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.46	10-31-2019	307,000,000	307,023,604

1

Portfolio of investments — April 30, 2019 (unaudited)	Wells Fargo Treasury Plus Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.47%	7-31-2019	$90,000,000	$90,000,822
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.12%) ±	2.53	1-31-2021	460,000,000	459,754,246
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.55	4-30-2021	100,000,000	100,001,950
U.S. Treasury Note	3.13	5-15-2019	314,668,000	314,742,520
U.S. Treasury Note	3.63	8-15-2019	10,000,000	10,029,347
Total Treasury Debt (Cost $5,263,853,602)				5,263,853,602

Total investments in securities (Cost $13,597,441,273)	99.30%			13,597,441,273
Other assets and liabilities, net	0.70			96,067,913

Total net assets	100.00%			$13,693,509,186

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 3.63%, 5-23-2019 to 2-15-2047, fair value including accrued interest is $178,500,009.
(2)	U.S. government securities, 0.00% to 4.38%, 5-30-2019 to 2-15-2048, fair value including accrued interest is $459,000,073.
(3)	U.S. government securities, 2.00% to 2.88%, 9-30-2020 to 8-15-2047, fair value including accrued interest is $1,469,310,039.
(4)	U.S. government securities, 0.00% to 8.13%, 5-2-2019 to 5-15-2048, fair value including accrued interest is $127,500,014.
(5)	U.S. government securities, 0.00% to 8.13%, 5-2-2019 to 2-15-2047, fair value including accrued interest is $204,000,000.
(6)	U.S. government securities, 0.13% to 2.50%, 7-31-2019 to 2-15-2045, fair value including accrued interest is $255,000,026.
(7)	U.S. government securities, 2.25% to 2.88%, 11-15-2024 to 8-15-2028, fair value including accrued interest is $1,275,000,495.
(8)	U.S. government securities, 2.88%, 10-31-2023 to 11-30-2023, fair value including accrued interest is $765,004,065.
(9)	U.S. government securities, 2.25% to 3.00%, 11-15-2045 to 2-15-2047, fair value including accrued interest is $102,041,222.
(10)	U.S. government securities, 1.75% to 3.00%, 3-31-2022 to 10-31-2025, fair value including accrued interest is $1,147,500,104.
(11)	U.S. government securities, 0.13% to 1.88%, 2-28-2022 to 1-15-2023, fair value including accrued interest is $204,000,054.
(12)	U.S. government securities, 1.38% to 4.50%, 3-31-2020 to 2-15-2036, fair value including accrued interest is $254,303,344.
(13)	U.S. government securities, 0.75% to 4.50%, 7-31-2020 to 2-15-2049, fair value including accrued interest is $204,000,002.
(14)	U.S. government securities, 0.00% to 3.00%, 11-15-2021 to 11-15-2047, fair value including accrued interest is $120,444,150.
(15)	U.S. government securities, 0.00% to 4.50%, 7-5-2019 to 11-15-2048, fair value including accrued interest is $520,200,004.
(16)	U.S. government securities, 0.00% to 6.63%, 5-15-2019 to 11-15-2048, fair value including accrued interest is $612,000,010.
(17)	U.S. government securities, 0.00% to 6.00%, 5-2-2019 to 8-15-2048, fair value including accrued interest is $601,800,028.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.

2

Wells Fargo Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2019 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$8,333,587,671	$0	$8,333,587,671
Treasury debt	0	5,263,853,602	0	5,263,853,602

Total assets	$0	$13,597,441,273	$0	$13,597,441,273

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At April 30 2019, the Fund did not have any transfers into/out of Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen President

Date:	June 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen President

Date:	June 26, 2019

By:
/s/ Nancy Wiser

Nancy Wiser Treasurer

Date:	June 26, 2019